As filed with the Securities and Exchange Commission on November 11, 2003


                                                    Registration Nos. 333-66564
                                                                  and 811-5817
--------------------------------------------------------------------------------

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

--------------------------------------------------------------------------------
                                    FORM N-4

                           REGISTRATION STATEMENT UNDER                    |_|
                            THE SECURITIES ACT OF 1933


                            Pre-Effective Amendment No.                    |_|
                          POST-EFFECTIVE AMENDMENT NO. 3                   |X|


                                     and/or

                          REGISTRATION STATEMENT UNDER
                       THE INVESTMENT COMPANY ACT OF 1940


                                  Amendment No. 29                          |X|

                        (Check appropriate box or boxes)

                CANADA LIFE OF AMERICA VARIABLE ANNUITY ACCOUNT 1
                           (Exact Name of Registrant)

                    CANADA LIFE INSURANCE COMPANY OF AMERICA
                               (Name of Depositor)


                             8515 East Orchard Road
                        Greenwood Village, Colorado 80111

              (Address of Depositor's Principal Executive Offices)
                  Depositor's Telephone Number: (770) 953-1959


                               William T. McCallum
                      President and Chief Executive Officer
                    Canada Life Insurance Company of America
                             8515 East Orchard Road
                        Greenwood Village, Colorado 80111

                     (Name and Address of Agent for Service)

                                    Copy to:

                              James F. Jorden, Esq.
                                 Jorden Burt LLP
                         1025 Thomas Jefferson St. N.W.
                                 Suite 400 East
                           Washington, D. C. 2007-5208



It is proposed that this filing will become effective:
|X| immediately upon filing pursuant to paragraph (b) of Rule 485
| | on (date)__________ pursuant to paragraph (b) of Rule 485
| | 60 days after filing pursuant to paragraph (a)(1) of Rule 485
| | on (date)_______________pursuant to paragraph (a)(1) of Rule 485


If appropriate check the following box:
| | this Post-Effective Amendment designates a new effective date for a new effective date for a previously filed Post-Effective Amendment

                      Title of Securities Being Registered:
               Flexible Premium Variable Deferred Annuity Policies

Explanatory Note:

This post-effective amendment no. 3 to the registration statement on Form N-4 (the "Registration Statement") is being filed pursuant to Rule 485(b) under the Securities Act of 1933, as amended, to supplement the Registration Statement with a supplement to the Prospectus, dated May 1, 2003, and to update the Statement of Additional Information, dated May 1, 2003, and Part C. This post-effective amendment does not otherwise delete, amend, or supersede any information contained in the Prospectus, dated May 1, 2003, except as provided in the supplement. The Prospectus is incorporated by reference to Registrant's post-effective amendment no. 2 filed on April 30, 2003, except as provided in the supplement.

                        Supplement dated November 3, 2003
                            To the Prospectus for the

                        VARIFUND PLUS(R) Variable Annuity
                                Dated May 1, 2003

                                 Issued Through
                CANADA LIFE OF AMERICA VARIABLE ANNUITY ACCOUNT 1
                                       by
                    CANADA LIFE INSURANCE COMPANY OF AMERICA


Please note the following changes to your prospectus and retain this Supplement for future reference.

Effective November 3, 2003, the Administrative Offices of the Canada Life Insurance Company of America will be moved from their current location. Therefore, for all references in the prospectus to Administrative Offices, the address listed therewith is replaced with the following address:

                             8515 East Orchard Road
                        Greenwood Village, Colorado 80111

This Supplement must be accompanied by or read in conjunction with the current prospectus dated May 1, 2003 for the VARIFUND PLUS(R) Variable Annuity.

                                        1
                    CANADA LIFE INSURANCE COMPANY OF AMERICA

                  ADMINISTRATIVE OFFICE: 8515 East Orchard Road
                        Greenwood Village, Colorado 80111

                              PHONE: (800) 905-1959

                                VARIFUND PLUS(R)
                       STATEMENT OF ADDITIONAL INFORMATION
                CANADA LIFE OF AMERICA VARIABLE ANNUITY ACCOUNT 1
                FLEXIBLE PREMIUM VARIABLE DEFERRED ANNUITY POLICY

This Statement of Additional Information expands upon the subjects discussed in the prospectus for the Varifund Plus(R), a flexible premium variable deferred annuity policy (the Policy) offered by Canada Life Insurance Company of America. We use terms in this Statement of Additional Information that are defined in the current prospectus for the Policy.

This Statement of Additional Information is not a prospectus, and it should be read only in conjunction with the prospectuses for the Policy and the underlying funds. The funds are:

        The Alger American Fund
        The Dreyfus Socially Responsible Growth Fund, Inc.
        Dreyfus Variable Investment Fund
        Fidelity Variable Insurance Products Funds
        Goldman Sachs Variable Insurance Trust
        Janus Aspen Series
        The Montgomery Funds III
        Seligman Portfolios, Inc.
        Van Eck Worldwide Insurance Trust


The prospectus for the Policy is dated May 1, 2003. You may obtain the prospectuses by writing or calling us at our address or phone number shown above.

The date of this Statement of Additional Information is November 3, 2003.

                       STATEMENT OF ADDITIONAL INFORMATION
                                TABLE OF CONTENTS

ADDITIONAL POLICY PROVISIONS.............................................3
   Contract..............................................................3
   Incontestability......................................................3
   Misstatement Of Age or Sex............................................3
   Currency..............................................................3
   Place Of Payment......................................................3
   Non-Participation.....................................................3
   Our Consent...........................................................3
TAX STATUS OF THE POLICIES...............................................3
   Diversification Requirements..........................................3
   Owner Control.........................................................4
   Required Distributions................................................4
SERVICE FEES.............................................................4
PRINCIPAL UNDERWRITER....................................................4
CALCULATION OF YIELDS AND TOTAL RETURNS..................................5
   Money Market Yields...................................................5
   Other Subaccount Yields...............................................6
   Total Returns.........................................................6
     A.  Standardized "Average Annual Total Returns".....................6
     B.  Nonstandardized "Average Annual Total Returns"..................8
SAFEKEEPING OF ACCOUNT ASSETS............................................9
STATE REGULATION........................................................10
RECORDS AND REPORTS.....................................................10
LEGAL MATTERS...........................................................10
OTHER INFORMATION.......................................................10
FINANCIAL STATEMENTS....................................................10

                          ADDITIONAL POLICY PROVISIONS

Contract

The entire contract is made up of the Policy, the signed application for the Policy and any riders or endorsements. The statements made in the application are deemed representations and not warranties. We cannot use any statement in defense of a claim or to void the Policy unless it is contained in the application and a copy of the application is attached to the Policy at issue.

Incontestability

Other than misstatement of age or sex (see below), we will not contest the Policy after it has been in force for two years from the date of issue of the Policy.

Misstatement Of Age or Sex

We will require proof of age and sex if the annuity payment involves a life contingency. If the age or sex of any annuitant has been misstated, we will pay the amount, which the proceeds would have purchased at the correct age or for the correct sex.

If we make an overpayment because of an error in age or sex, the overpayment plus interest at 3% compounded annually will be a debt against the Policy. If the debt is not repaid, future payments will be reduced accordingly.

If we make an underpayment because of an error in age or sex, any annuity payments will be recalculated at the correct age or sex, and future payments will be adjusted. The underpayment with interest at 3% compounded annually will be paid in a single sum.

Currency

All amounts payable under the Policy will be paid in United States currency.

Place Of Payment

All amounts payable by us will be payable at our Administrative Office at the address shown on page one of this Statement of Additional Information.

Non-Participation

The Policy is not eligible for dividends and will not participate in our divisible surplus.

Our Consent

If our consent is required, it must be given in writing. It must bear the signature, or a reproduction of the signature, of an authorized officer of the Company.


                           TAX STATUS OF THE POLICIES

Tax law imposes several requirements that variable annuities must satisfy in order to receive the tax treatment normally accorded to annuity Policies.

Diversification Requirements.

The Internal Revenue Code (Code) requires that the investments of each investment division of the separate account underlying non-qualified Policies be "adequately diversified" in order for the Policies to be treated as annuity Policies for Federal income tax purposes. It is intended that each investment division, through the fund in which it invests, will satisfy these diversification requirements.


Owner Control.

In certain circumstances, owners of non-qualified variable annuity Policies have been considered for Federal income tax purposes to be the owners of the assets of the separate account supporting their Policies due to their ability to exercise investment control over those assets. When this is the case, the Policy owners have been currently taxed on income and gains attributable to the variable account assets. There is little guidance in this area, and some features of our Policies, such as the flexibility of an owner to allocate premium payments and transfer amounts among the investment divisions of the separate account, have not been explicitly addressed in published rulings. While we believe that the Policies do not give Owners investment control over separate account assets, we reserve the right to modify the Policies as necessary to prevent an Owner from being treated as the Owner of the separate account assets supporting the Policy.

Required Distributions.

In order to be treated as an annuity Policy for Federal income tax purposes,
Section 72(s) of the Code requires any Non-Qualified Policy to contain certain provisions specifying how your interest in the Policy will be distributed in the event of the death of an owner of the Policy. Specifically, section 72(s) requires that (a) if any owner dies on or after the Annuity Date, but prior to the time the entire interest in the Policy has been distributed, the entire interest in the Policy will be distributed at least as rapidly as under the method of distribution being used as of the date of such owner's death; and (b) if any owner dies prior to the Annuity Date, the entire interest in the Policy will be distributed within five years after the date of such owner's death. These requirements will be considered satisfied as to any portion of a owner's interest which is payable to or for the benefit of a designated beneficiary and which is distributed over the life of such designated beneficiary or over a period not extending beyond the life expectancy of that beneficiary, provided that such distributions begin within one year of the owner's death. The designated beneficiary refers to a natural person designated by the owner as a beneficiary and to whom ownership of the Policy passes by reason of death. However, if the designated beneficiary is the surviving spouse of the deceased owner, the Policy may be continued with the surviving spouse as the new owner.

The Non-Qualified Policies contain provisions that are intended to comply with these Code requirements, although no regulations interpreting these requirements have yet been issued. We intend to review such provisions and modify them if necessary to assure that they comply with the applicable requirements when such requirements are clarified by regulation or otherwise.

Other rules may apply to Qualified Policies.

                                  SERVICE FEES


We (and our affiliates) may receive compensation from certain investment advisers, administrators, and/or distributors (and/or an affiliate thereof) of the portfolios in connection with administrative or other services and cost savings experienced by the investment advisers, administrators or distributors. Such compensation may range up to 0.25% and is based on the value of portfolio shares held for the Policy. We may also receive a portion of the 12b-1 fees and service fees deducted from portfolio assets as reimbursement for administrative or other services we render to the portfolios. Some advisers, administrators, distributors, or portfolios may pay us more than others.


                              PRINCIPAL UNDERWRITER


Canada Life of America Financial Services, Inc. (CLAFS), an affiliate of Canada Life Insurance Company of America (CLICA), is the principal underwriter of the variable annuity Policies described herein. The offering of the Policies is continuous. However, CLICA reserves the right to discontinue the offering of the Policies.


CLAFS received $3,997,612 in 2002, $4,083,051 in 2001and $3,600,134 in 2000 as
commissions for serving as principal underwriter of the variable annuity policies issued by Canada Life Insurance Company of America. CLAFS did not retain any commissions in 2002, 2001 and 2000.

                     CALCULATION OF YIELDS AND TOTAL RETURNS

Money Market Yields

We may, from time to time, quote in advertisements and sales literature the current annualized yield of the Money Market Subaccount for a specific 7 day period in a manner which does not take into consideration any realized or unrealized gains or losses, or income other than investment income, on shares of the Money Market Portfolio or on its portfolio securities. This current annualized yield is computed by determining the net change (exclusive of realized gains and losses on the sale of securities and unrealized appreciation and depreciation, and exclusive of income other than investment income) at the end of the 7 day period in the value of a hypothetical account under a Policy having a balance of 1 unit of the Money Market Subaccount at the beginning of the period, dividing such net change in account value by the value of the account at the beginning of the period to determine the base period return, and annualizing this quotient on a 365 day basis. The net change in account value reflects: 1) net income from the Portfolio attributable to the hypothetical account; and 2) charges and deductions imposed under the Policy that are attributable to the hypothetical account. The charges and deductions include the per unit charges for the hypothetical account for 1) the daily administration fee and 2) the mortality and expense risk charge. Current Yield will be calculated according to the following formula:

Current      Yield = ((NCS-ES)/UV) X (365/7)

Where:

             NCS = the net change in the value of the Money Market Portfolio (exclusive of realized gains and losses on the sale of securities and unrealized appreciation and depreciation, and exclusive of income other than investment income) for the 7 day period attributable to a hypothetical account having a balance of 1 Subaccount unit.

             ES = per unit charges deducted from the Sub-Account for the 7 day period.

             UV = the unit value on the first day of the 7 day period.

The current yield for the 7 day period ended December 31, 2002 was (0.27%)%.

We may also quote the effective yield of the Money Market Subaccount for the same 7 day period, determined on a compounded basis. The effective yield is calculated by compounding the unannualized base period return according to the following formula:

                                              365/7
                     Effective Yield = (1+((NCS-ES)/UV)) - 1
             Where:

             NCS = the net change in the value of the Money Market
                   Portfolio (exclusive of realized gains and losses on the sale of securities and unrealized appreciation and depreciation, and exclusive of income other than investment income) for the 7 day period attributable to a hypothetical account having a balance of 1 Sub-Account unit.

             ES = per unit charges deducted from the Subaccount for the 7 day period.

             UV = the unit value for the first day of the 7 day period.

The effective yield for the 7 day period ended December 31, 2002 was (0.27%)%.

Because of the charges and deductions imposed under the Policy, the yield for the Money Market Subaccount will be lower than the yield for the Money Market Portfolio.

The yields on amounts held in the Money Market Subaccount normally will fluctuate on a daily basis. Therefore, the disclosed yield for any given past period is not an indication or representation of future yields or rates of return. The Money Market Subaccount's actual yield is affected by changes in interest rates on money market securities, average portfolio maturity of the Money Market Portfolio, the types and quality of portfolio securities held by the Money Market Portfolio of the Fund, and the Money Market Portfolio's operating expenses.

Other Subaccount Yields

We may, from time to time, quote in sales literature and advertisements the current annualized yield of one or more of the Subaccounts (except the Money Market Subaccount) for a Policy for 30 day or one month periods. The annualized yield of a Subaccount refers to income generated by the Subaccount over a specific 30 day or one month period. Because the yield is annualized, the yield generated by a Subaccount during the 30 day or one month period is assumed to be generated each period over a 12 month period. The yield is computed by: 1) dividing the net investment income of the Portfolio attributable to the Subaccount units less Subaccount charges for the period; by 2) the maximum offering price per unit on the last day of the period multiplied by the daily average number of units outstanding for the period; and by 3) compounding that yield for a 12 month period.. Charges attributable to the Subaccount include 1) the daily administration fee and 2) the mortality and expense risk charge.

The 30 day or one month yield is calculated according to the following formula:


                    Yield = ((((NI-ES)/(U x UV)) + 1)12 - 1)
             Where:

             NI    =    net income of the Portfolio for the 30 day or one month
                        period attributable to the Sub-Account's units.

             ES    =    charges deducted from the Subaccount for the 30 day or
                        one month period.

             U     =    the average number of units outstanding.

             UV    =    the unit value at the close (highest) of the last day in
                        the 30 day or one month period.

Because of the charges and deductions imposed under the Policies, the yield for the Sub-Account will be lower than the yield for the corresponding Portfolio.

The yield on the amounts held in the Subaccounts normally will fluctuate over time. Therefore, the disclosed yield for any given past period is not an indication or representation of future yields or rates of return. The Subaccount's actual yield is affected by the types and quality of portfolio securities held by the Portfolio, and its operating expenses.

Yield calculations do not take into account any premium taxes or any surrender charges under the Policy. The maximum surrender charge is equal to 8% of certain amounts surrendered or withdrawn under the Policy. A surrender charge will not be imposed on any investment earnings in the Subccounts or interest earned in the Fixed Account and in certain other situations as described in the prospectus. Premium taxes currently range from 0% to 3.5% of premium payments, depending upon the jurisdiction in which the Policy is delivered.

Total Returns

A.  Standardized "Average Annual Total Returns"

We may, from time to time, also quote in sales literature or advertisements total returns, including standardized average annual total returns for the Subaccounts calculated in a manner prescribed by the Securities and Exchange Commission ("SEC"), and other total returns. Total return for a Subaccount assumes that an investment has been held in the Subaccount for various periods of time, including a period measured from the date the first subaccount in the Variable Account investing in the underlying portfolio began operations. When the first subaccount in the Variable Account investing in the underlying portfolio has been in operation for 1, 5, and 10 years, we will include quotes of standardized average annual total returns for the period measured from the date such subaccount commenced operations adjusted to reflect current Policy changes. In the case of the Fidelity Money Market Subaccount and the Fidelity Investment Grade Bond Portfolio, data will be shown from the date the Variable Account first invested in the Fidelity portfolios, rather than the date when the Variable Account first invested in the portfolios that were subsequently removed from the Variable Account pursuant to an substitution order obtained from the SEC.

Standardized average annual total returns represent the average annual compounded rates of return that would equate an initial investment of $1,000 under a Policy to the redemption value of that investment as of the last day of each of the periods. The ending date for each period for which standardized average annual total return quotations are provided will be for the most recent calendar quarter practicable, considering the type and media of the communication and will be stated in the communication.

Standardized average annual total returns will be calculated using subaccount unit values which we calculate on each valuation day based on the performance of the subaccount's underlying Portfolio, adjusted to reflect the deductions for current Policy charges (the mortality and expense risk charge of 1.40% and daily administration fee of 0.15%), the crediting of the Bonus Credit of 4.00%, and the deduction of the surrender charge for the Policy. The standardized average annual total return will then be calculated according to the following formula:


                              TR = (ERV/P) 1/N - 1

             Where:

             TR = the standardized average annual total return net of recurring charges.

             ERV = the ending redeemable value of the hypothetical account at the end of the period.

             P   = a hypothetical initial payment of $1,000.

             N   = the number of years in the period.

The standardized average annual total returns assume that the maximum fees and charges are imposed for calculations.

Standardized average annual total returns for the period ending December 31, 2002 are shown below in Table One. Because the Janus Aspen Flexible Income Portfolio, Janus International Growth Portfolio, Van Eck Worldwide Hard Assets Fund and Van Eck Worldwide Absolute Return Fund subaccounts were not in operation as of December 31, 2002, standardized average annual total returns for these subaccounts are not provided.

*CORESM is a service mark of Goldman, Sachs & Co.

Table One shows standardized average annual total returns for Subaccounts that have Variable Account Annual Expenses of 1.55% (reflecting the crediting of a Bonus Credit of 4.00%,1 any Persistency Bonus, and the deduction of surrender charges) for the periods shown below were:

         Sub- Account                             1 Year          5 Year            10 Year        From Sub-
                                                  Return          Return             Return          Account      Sub-Account
                                              Year Ended      Year Ended         Year Ended    Inception2 to        Inception
                                                12/31/02        12/31/02           12/31/02         12/31/02            Date2
Alger American Growth                           (37.22)%         (1.69)%                ***            2.72%         05/01/96
Alger American Leveraged AllCap                 (38.13)%           1.59%                ***            3.45%         05/01/96
Alger American MidCap Growth                    (33.83)%           2.63%                ***            3.78%         05/01/96
Alger American Small Capitalization             (30.56)%        (10.46)%                ***          (7.57)%         05/01/96
Berger IPT - International                      (25.72)%         (4.60)%                ***          (4.61)%         05/01/97
Dreyfus-VIF Capital Appreciation                (21.20)%              **                ***          (3.30)%         05/01/98
Dreyfus-VIF Growth and Income                   (29.68)%         (4.06)%                ***            0.03%         05/01/96
Dreyfus Socially Responsible                    (33.24)%         (5.80)%                ***            0.78%         05/01/96
Fidelity VIP Investment Grade Bond                 5.45%           5.73%              5.89%            6.29%         12/04/89
Fidelity VIP Money Market3                       (3.07)%           2.86%              3.40%            3.62%         12/04/89
Fidelity VIP Growth                             (34.38)%         (1.67)%                ***            6.71%         05/01/94
Fidelity VIP High Income                         (1.35)%         (7.59)%                ***            0.80%         05/01/94
Fidelity VIP Asset Manager                      (13.33)%         (0.22)%                ***            5.08%         05/01/94
Fidelity VIP Contrafund                         (13.95)%              **                ***          (0.63)%         05/01/98
Fidelity VIP Index 500                          (26.64)%         (2.48)%                ***            4.28%         05/01/96
Fidelity VIP Growth Opportunities               (26.25)%              **                ***         (10.38)%         05/01/98
Fidelity VIP Overseas                           (24.71)%         (5.58)%                ***          (0.08)%         05/01/94
Goldman Sachs VIT Capital Growth                (28.70)%              **                ***         (23.77)%         05/01/01
Goldman Sachs VIT CORESM U.S. Equity            (26.30)%              **                ***         (21.32)%         05/01/01
Goldman Sachs VIT Growth and Income             (15.90)%              **                ***         (13.08)%         05/01/01
Montgomery Emerging Markets                     (14.28)%        (10.74)%                ***          (7.93)%         05/01/96
Seligman Communications and Information         (40.25)%           0.03%                ***            5.52%         05/01/95
Seligman Global Technology                      (36.04)%              **                ***         (36.84)%         11/09/01
Seligman Frontier                               (30.86)%         (9.59)%                ***            0.20%         05/01/95
Seligman Small Cap Value                        (20.02)%              **                ***         (17.46)%         05/01/01
Van Eck Global: Emerging Markets                       *              **                ***         (27.50)%         05/01/02
Van Eck Global: Real Estate                            *              **                ***         (23.41)%         05/01/02

* These Sub-Accounts have not been in operation one year as of December 31, 2002, and accordingly, no one year standardized average annual total return is available.

** These Sub-Accounts have not been in operation five years as of December 31, 2002, and accordingly, no five year standardized average annual total return is available.

*** These Sub-Accounts have not been in operation ten years as of December 31, 2002, and accordingly, no ten year standardized average annual total return is available.

1 If the Policy were purchased by an individual aged 66-70 on the Policy Date, the Bonus Credit would be 3%; if purchased by an individual aged 71-80 on the Policy Date, the Bonus Credit would be 2%. Due to the lower Bonus Credit on those Policies, performance would be lower. Once a Subaccount has ten years of performance, then the Persistency Bonus will be reflected in the "10 Year Return" column.

2 Refers to the date when the Variable Account first invested in the underlying portfolio.

3 Yield more closely reflects current earnings of the Money Market Subaccount than its total return.

B.  Nonstandardized "Average Annual Total Returns"

We may, from time to time, also quote in sales literature or advertisements, nonstandardized average annual total returns for the Subaccounts that do not reflect the surrender charge. These are calculated in exactly the same way as standardized average annual total returns described above, except that the ending redeemable value of the hypothetical account for the period is replaced with an ending value for the period that does not take into account any surrender charges, and that the initial investment is assumed to be $10,000 rather than $1,000.

Generally, nonstandardized Subaccount performance data will only be disclosed if standardized average annual return for the Subaccounts for the required periods is also disclosed.

Nonstandardized average annual total returns for the period ending December 31, 2002 are shown on Table 2. Because the Janus Aspen Flexible Income Portfolio, Janus International Growth Portfolio, Van Eck Worldwide Hard Assets Fund and Van Eck Worldwide Absolute Return Fund subaccounts were not in operation as of December 31, 2002, nonstandardized average annual total returns for these subaccounts are not provided.

*CORESM is a service mark of Goldman, Sachs & Co.

Table Two shows nonstandardized average annual total returns for Subaccounts which have Variable Account Annual Expenses of 1.55% (not reflecting any Bonus Credits, Persistency Bonuses, or Surrender Charges) for the periods shown below were:

         Sub-Account                                  1 Year         5 Year          10 Year          From Sub-
                                                      Return         Return           Return            Account      Sub-Account
                                                  Year Ended     Year Ended       Year Ended      Inception1 to        Inception
                                                    12/31/02       12/31/02         12/31/02           12/31/02            Date1
Alger American Growth                               (34.02)%        (1.58)%              ***              2.67%         05/01/96
Alger American Leveraged AllCap                     (34.93)%          1.68%              ***              3.40%         05/01/96
Alger American MidCap Growth                        (30.63)%          2.72%              ***              3.73%         05/01/96
Alger American Small Capitalization                 (27.36)%       (10.30)%              ***            (7.66)%         05/01/96
Berger IPT - International                          (22.52)%        (4.48)%              ***            (4.50)%         05/01/97
Dreyfus-VIF Capital Appreciation                    (18.00)%             **              ***            (2.96)%         05/01/98
Dreyfus-VIF Growth and Income                       (26.48)%        (3.94)%              ***            (0.03)%         05/01/96
Dreyfus Socially Responsible                        (30.04)%        (5.67)%              ***              0.72%         05/01/96
Fidelity VIP Investment Grade Bond                     8.65%          5.81%            5.64%              6.14%         12/04/89
Fidelity VIP Money Market2                             0.13%          2.95%            3.10%              3.42%         12/04/89
Fidelity VIP Growth                                 (31.18)%        (1.57)%              ***              6.43%         05/01/94
Fidelity VIP High Income                               1.85%        (7.45)%              ***              0.36%         05/01/94
Fidelity VIP Asset Manager                          (10.13)%        (0.12)%              ***              4.76%         05/01/94
Fidelity VIP Contrafund                             (10.75)%             **              ***            (0.33)%         05/01/98
Fidelity VIP Index 500                              (23.44)%        (2.37)%              ***              4.23%         05/01/96
Fidelity VIP Growth Opportunities                   (23.05)%             **              ***            (9.93)%         05/01/98
Fidelity VIP Overseas                               (21.51)%        (5.45)%              ***            (0.55)%         05/01/94
Goldman Sachs VIT Capital Growth                    (25.50)%             **              ***           (21.49)%         05/01/01
Goldman Sachs VIT CORESM U.S. Equity                (23.10)%             **              ***           (19.09)%         05/01/01
Goldman Sachs VIT Growth and Income                 (12.70)%             **              ***           (10.99)%         05/01/01
Montgomery Emerging Markets                         (11.08)%       (10.58)%              ***            (8.03)%         05/01/96
Seligman Communications and Information             (37.05)%          0.13%              ***              5.40%         05/01/95
Seligman Global Technology                          (32.84)%             **              ***           (33.86)%         11/09/01
Seligman Frontier                                   (27.66)%        (9.44)%              ***              0.04%         05/01/95
Seligman Small Cap Value                            (16.82)%             **              ***           (15.29)%         05/01/01
Van Eck Global: Emerging Markets                           *             **              ***           (23.15)%         05/01/02
Van Eck Global: Real Estate                                *             **              ***           (18.98)%         05/01/02

* These Sub-Accounts have not been in operation one year as of December 31, 2002, and accordingly, no one year nonstandardized average annual total return is available.

** These Sub-Accounts have not been in operation five years as of December 31, 2002, and accordingly, no five year nonstandardized average annual total return is available.

*** These Sub-Accounts have not been in operation ten years as of December 31, 2002, and accordingly, no ten year nonstandardized average annual total return is available.

1 Refers to the date when the Variable Account first invested in the underlying portfolio.

2 Yield more closely reflects current earnings of the Money Market Subaccount than its total return.

                          SAFEKEEPING OF ACCOUNT ASSETS

We hold the title to the assets of the Variable Account. The assets are kept physically segregated and held separate and apart from our general account assets and from the assets in any other separate account we have.

We or our affiliates maintain records of all purchases and redemptions of portfolio shares held by each of the Subaccounts.

Our officers and employees are covered by an insurance company blanket bond issued by America Home Assurance Company to The Canada Life Assurance Company, our parent Company, in the amount of $25 million. The bond insures against dishonest and fraudulent acts of officers and employees.

                                STATE REGULATION

We are subject to the insurance laws and regulations of all the jurisdictions where we are licensed to operate. The availability of certain Policy rights and provisions depends on state approval and/or filing and review processes. The Policies will be modified to comply with the requirements of each applicable jurisdiction.

                               RECORDS AND REPORTS

We will maintain all records and accounts relating to the Variable Account. As presently required by the Investment Company Act of 1940 and regulations promulgated thereunder, reports containing such information as may be required under the Act or by any other applicable law or regulation will be sent to you semi-annually at your last address known to us.

Policy owners will also receive confirmation of each financial transaction including: premium payments, transfers, partial withdrawals, surrenders, and any other transactions requiring confirmation under applicable law.

                                  LEGAL MATTERS


Jorden Burt LLP of Washington, DC has provided advice on certain matters relating to the federal securities laws applicable to the issue and sale of the Policy.


                                     EXPERTS

Our financial statements at December 31, 2002 and 2001 and for each of the two years in the period ended December 31, 2002 for Canada Life Insurance Company of America, appearing in this Statement of Additional Information and Registration Statement as well as the financial statements of Canada Life of America Variable Annuity Account 1 as of December 31, 2002 and for the periods indicated therein appearing in this Statement of Additional Information and Registration Statement have been audited by Ernst & Young LLP, independent auditors, of Atlanta, Georgia, as set forth in their reports thereon appearing elsewhere herein, and are included in reliance upon such experts given on the authority of such firm as experts in accounting and auditing.

                                OTHER INFORMATION

A registration statement has been filed with the SEC under the Securities Act of 1933 as amended, with respect to the Policies discussed in this Statement of Additional Information. Not all of the information set forth in the registration statement, amendments and exhibits thereto has been included in this Statement of Additional Information. Statements contained in this Statement of Additional Information concerning the content of the Policies and other legal instruments are intended to be summaries. For a complete statement of the terms of these documents, reference should be made to the instruments filed with the SEC.

                              FINANCIAL STATEMENTS


The Variable Account's statements of assets and liabilities as of December 31, 2002, and the related statements of operations and changes in net assets for the periods indicated therein, as well as the Report of Independent Auditors, are incorporated by reference to the Variable Account's Post-Effective Amendment No. 2 to its Registration Statement on Form N-4 (File No. 333-66564) filed on April 30, 2003. Ernst & Young LLP, independent auditors, serves as independent auditors for the Variable Account. Unaudited financial statements of the Variable Account as of June 30, 2003 are also contained herein.

Our balance sheets as of December 31, 2002 and 2001, and the related statements of operations, capital and surplus, and cash flows for each of the two years in the period ended December 31, 2002, as well as the Report of Independent Auditors, are incorporated by reference to the Variable Account's Post-Effective Amendment No. 2 to its Registration Statement on Form N-4 (File No. 333-66564) filed on April 30, 2003. The financial statements of the Company should be considered only as bearing on our ability to meet our obligations under the Policies. They should not be considered as bearing on the investment performance of the assets held in the Variable Account.

               CANADA LIFE OF AMERICA VARIABLE ANNUITY ACCOUNT 1

                          INTERIM FINANICAL STATEMENTS

                  For the Six Month Period Ended June 30, 2003

                      (unaudited - prepared by Management)

                Canada Life of America Variable Annuity Account 1

                          Interim Financial Statements

                                  June 30, 2003








                                    Contents

Interim Financial Statements (unaudited)

Statements of Assets and Liabilities..........................................2
Statements of Operations.....................................................15
Statements of Changes in Net Assets..........................................28
Notes to Financial Statemetns................................................47

                Canada Life of America Variable Annuity Account 1

                Statements of Assets and Liabilities (unaudited)

                                  June 30, 2003


                                                                       Fidelity Series

                                   VIP II VIP
                         Asset Manager VIP VIP VIP Index
                   Sub-account Growth High Income Overseas 500
                                                       Sub-account        Sub-account       Sub-account        Sub-account
                                ------------------ -------------------- ----------------- ----------------- -------------------

Assets:
Investment in Fidelity at
   market value                       $9,080,395          $9,399,947        $5,755,119           $9,073,196          $9,467,414
Due from Canada Life
   Insurance Company of
   America                                     -                   -                 -              182,801                   -
                                ------------------ -------------------- ----------------- ----------------- -------------------
Total assets                          $9,080,395          $9,399,947        $5,755,119           $9,255,997          $9,467,414

Liabilities:
Payable to Canada Life
   Insurance Company of
   America                                   298               9,544             9,155                    -              8,121
                                ------------------ -------------------- ----------------- ----------------- -------------------
Net assets                            $9,080,097          $9,390,403        $5,745,964           $9,255,997          $9,459,293
                                ================== ==================== ================= ================= ===================

Net assets:
Accumulation units                    $9,080,097          $9,390,403        $5,745,964           $9,255,997          $9,459,293
                                ------------------ -------------------- ----------------- ----------------- -------------------

Total net assets:                     $9,080,097          $9,390,403        $5,745,964           $9,255,997          $9,459,293
                                ================== ==================== ================= ================= ===================

Units outstanding                        341,315             208,913           202,507              544,387              77,835
                                ================== ==================== ================= ================= ===================
Unit Value (accumulation)
                                         $26.60            $   44.95          $  28.37            $  17.00           $  121.53

                                ================== ==================== ================= ================= ===================




Supplemental Information:
Number of shares outstanding
                                         672,622             354,581           899,237              756,100             86,303
Cost of shares outstanding
                                     $ 9,650,385         $10,228,743        $5,513,606           $9,031,702         $9,621,958


See accompanying Notes.
(continued)





                                 Canada Life of America Variable Annuity Account 1

                                 Statements of Assets and Liabilities (unaudited)

                                                   June 30, 2003



                                                                      Fidelity Series (continued)

                                                                        VIP III               VIP              VIP II
                                                    VIP II               Growth          Money Market        Investment
                                                  Contrafund         Opportunities        Sub-account        Grade Bond
                                                  Sub-account         Sub-account                           Sub-account
                                              -------------------- ------------------- ------------------ -----------------

Assets:
Investment in Fidelity at market value
                                                     $5,113,331            $608,076        $ 89,286,842        $8,042,499

Due from Canada Life Insurance Company of
   America                                                    -                 348                   -               602
                                              -------------------- ------------------- ------------------ -----------------
Total assets                                         $5,113,331            $608,424        $ 89,286,842        $8,043,101

Liabilities:
Payable to Canada Life Insurance Company of
   America                                                6,596                   -             734,791                 -
                                              -------------------- ------------------- ------------------ -----------------
Net assets                                           $5,106,735            $608,424        $ 88,552,051        $8,043,101
                                              ==================== =================== ================== =================

Net assets:
Accumulation units                                   $5,106,735            $608,424        $ 88,552,051        $8,043,101
                                              -------------------- ------------------- ------------------ -----------------

Total net assets:                                    $5,106,735            $608,424        $ 88,552,051        $8,043,101
                                              ==================== =================== ================== =================

Units outstanding                                       207,364              41,334           6,080,118           358,841
                                              ==================== =================== ================== =================

Unit value (accumulation)                             $   24.63            $  14.72           $   14.56          $  22.41
                                              ==================== =================== ================== =================




Supplemental Information:
Number of shares outstanding                            259,165              46,383          89,286,842           592,231

Cost of shares outstanding                           $5,166,301            $592,334        $ 89,286,842        $7,761,259


See accompanying Notes.                                                            (continued)




                                 Canada Life of America Variable Annuity Account 1

                                 Statements of Assets and Liabilities (unaudited)

                                                   June 30, 2003



                                                                            Seligman Series

                                                 Communications                        Global Technology  Small-Cap Value
                                                and Information         Frontier          Sub-account       Sub-account
                                                   Sub-account         Sub-account
                                              --------------------- ------------------ ------------------ -----------------

Assets:
Investment in Seligman at market value
                                                    $12,324,106            $1,000,033         $ 61,369         $3,768,720
Due from Canada Life Insurance Company of
   America                                                                                          32
                                              --------------------- ------------------ ------------------ -----------------
Total assets                                        $12,324,106            $1,000,033         $ 61,401         $3,768,720

Liabilities:
Payable to Canada Life Insurance Company of
   America                                               11,472                 7,175                             367,645
                                              --------------------- ------------------ ------------------ -----------------
Net assets                                          $12,312,634             $ 992,858         $ 61,401         $3,401,075
                                              ===================== ================== ================== =================

Net assets:
Accumulation units                                  $12,312,634           $ 992,858           $ 61,401         $3,401,075
                                              --------------------- ------------------ ------------------ -----------------

Total net assets:                                   $12,312,634             $ 992,858         $ 61,401         $3,401,075
                                              ===================== ================== ================== =================

Units outstanding                                       536,854                73,133            5,174            266,888
                                              ===================== ================== ================== =================

Unit value
                                                      $   22.93             $   13.58          $ 11.87          $   12.74
(accumulation)
                                              ===================== ================== ================== =================




Supplemental Information:
Number of shares outstanding                          1,238,604                90,583            6,230            291,923

Cost of shares outstanding                          $13,176,378            $1,066,245         $ 55,687         $3,473,431


See accompanying Notes.                                                            (continued)






                                 Canada Life of America Variable Annuity Account 1

                                 Statements of Assets and Liabilities (unaudited)

                                                   June 30, 2003



                                                                           Alger American Series

                                                       Small                            MidCap Growth        Leveraged
                                                  Capitalization         Growth          Sub-account          AllCap
                                                    Sub-account        Sub-account                          Sub-account
                                                 ------------------ ------------------ ----------------- ------------------

Assets:
Investment in Alger American at market value
                                                      $60,343,667          $5,197,267       $7,082,531         $5,517,727
Due from Canada Life Insurance Company of
   America                                                      -                   -        5,174,988                  -
                                                 ------------------ ------------------ ----------------- ------------------
Total assets                                          $60,343,667          $5,197,267      $12,257,519         $5,517,727

Liabilities:
Payable to Canada Life Insurance Company of
   America                                              4,571,183                 288                -                756
                                                 ------------------ ------------------ ----------------- ------------------
Net assets                                            $55,772,484          $5,196,979      $12,257,519         $5,516,971
                                                 ================== ================== ================= ==================

Net assets:
Accumulation units                                    $55,772,484          $5,196,979      $12,257,519         $5,516,971
                                                 ------------------ ------------------ ----------------- ------------------

Total net assets:                                     $55,772,484          $5,196,979      $12,257,519         $5,516,971
                                                 ================== ================== ================= ==================

Units outstanding                                       1,849,704             110,644          365,673            187,646
                                                 ================== ================== ================= ==================

Unit value (accumulation)                               $   30.15            $  46.97        $   33.52          $   29.40
                                                 ================== ================== ================= ==================




Supplemental Information:
Number of shares outstanding                            4,282,730             180,649          462,608            219,655

Cost of shares outstanding                            $60,605,956          $5,145,089       $8,126,666         $5,899,996


See accompanying Notes.                                                            (continued)





                                 Canada Life of America Variable Annuity Account 1

                                 Statements of Assets and Liabilities (unaudited)

                                                   June 30, 2003



                                                                           Dreyfus Series

                                                      VIF Growth             Socially                 VIF
                                                       and Income          Responsible           Appreciation
                                                      Sub-account          Sub-account            Sub-account
                                                  -------------------- --------------------- ----------------------

Assets:
Investment in Dreyfus at market value                   $3,645,475            $2,112,492             $2,037,791
Due from Canada Life Insurance Company of
   America                                                       -                 1,556                      -
                                                  -------------------- --------------------- ----------------------
Total assets                                            $3,645,475            $2,114,048             $2,037,791

Liabilities:
Payable to Canada Life Insurance Company of
   America                                                     851                     -                    126
                                                  -------------------- --------------------- ----------------------
Net assets                                              $3,644,624            $2,114,048             $2,037,665
                                                  ==================== ===================== ======================

Net assets:
Accumulation units                                      $3,644,624            $2,114,048             $2,037,665
                                                  -------------------- --------------------- ----------------------

Total net assets:                                       $3,644,624            $2,114,048             $2,037,665
                                                  ==================== ===================== ======================

Units outstanding                                          155,206                93,313                 67,225
                                                  ==================== ===================== ======================

Unit value (accumulation)                                $   23.48             $   22.66              $   30.31
                                                  ==================== ===================== ======================




Supplemental Information:
Number of shares outstanding                               205,843               101,367                 65,272

Cost of shares outstanding                              $3,836,236            $2,475,758             $2,049,866


See accompanying Notes.                                                                             (continued)





                                 Canada Life of America Variable Annuity Account 1

                                 Statements of Assets and Liabilities (unaudited)

                                                   June 30, 2003



                                                    Gartmore Morley Series*

                                                  GVIT Developing
                                                     Markets II
                                                    Sub-account
                                               -----------------------

Assets:
Investment in Gartmore at market value
                                                   $     1,134,049
Due from Canada Life Insurance Company of
   America                                                        396
                                               -----------------------
Total assets                                       $     1,134,445

Liabilities:
Payable to Canada Life Insurance Company of
   America                                                       -
                                               -----------------------
Net assets                                         $     1,134,445
                                               =======================

Net assets:
Accumulation units                                $      1,134,445
                                               -----------------------

Total net assets:                                 $       1,134,445
                                               =======================

Units outstanding                                          168,418
                                               =======================

Unit value (accumulation)
                                               $             6.74
                                               =======================




Supplemental Information:
Number of shares outstanding                               153,043

Cost of shares outstanding                        $       1,122,282


*As of June 20, 2003, Montgomery funds changed its name to Gartmore Funds.

See accompanying Notes.                                (continued)






                                 Canada Life of America Variable Annuity Account 1

                                 Statements of Assets and Liabilities (unaudited)

                                                   June 30, 2003



                                                           Janus Aspen Series


                                                International Growth
                                                        - I              Flexible Income
                                                    Sub-account            Sub-account
                                               ----------------------- ---------------------

Assets:
Investment in Janus Aspen at market value            $1,149,048               $15,937
Due from Canada Life Insurance Company of
   America                                                    -                     -
                                               ----------------------- ---------------------
Total assets                                         $1,149,048               $15,937

Liabilities:
Payable to Canada Life Insurance Company of
   America                                              522,878                     2
                                               ----------------------- ---------------------
Net assets                                            $ 626,170               $15,935
                                               ======================= =====================

Net assets:
Accumulation units                                    $ 626,170               $15,935
                                               ----------------------- ---------------------

Total net assets:                                     $ 626,170               $15,935
                                               ======================= =====================

Units outstanding                                        82,801                 1,106
                                               ======================= =====================

Unit value (accumulation)                              $   7.56               $ 14.41
                                               ======================= =====================




Supplemental Information:
Number of shares outstanding                             62,962                 1,197

Cost of shares outstanding                           $1,164,654               $16,327


* As of March 24, 2003, Berger Funds merged with Janus Funds, and consequently, the fund names were changed.

See accompanying Notes.                                                   (continued)






                                 Canada Life of America Variable Annuity Account 1

                                 Statements of Assets and Liabilities (unaudited)

                                                   June 30, 2003



                                                                  Goldman Sachs Series

                                                        VIT           VIT CORE (SM)          VIT
                                                  Capital Growth       U.S. Equity        Growth and
                                                    Sub-account        Sub-account          Income
                                                                                         Sub-account
                                                 ------------------ ------------------ -----------------

Assets:
Investment in Goldman Sachs at market value
                                                       $297,256            $90,330          $362,549
Due from Canada Life Insurance Company of
   America                                                    -                 51                 -
                                                 ------------------ ------------------ -----------------
Total assets                                           $297,256            $90,381          $362,549

Liabilities:
Payable to Canada Life Insurance Company of
   America                                                   34                  -               251
                                                 ------------------ ------------------ -----------------
                                                 ------------------ ------------------ -----------------
Net assets                                             $297,222            $90,381          $362,298
                                                 ================== ================== =================
                                                 ================== ================== =================

Net assets:
Accumulation units                                     $297,222            $90,381          $362,298
                                                 ------------------ ------------------ -----------------

Total net assets:                                      $297,222            $90,381          $362,298
                                                 ================== ================== =================

Units outstanding                                        33,892              9,907            42,427
                                                 ================== ================== =================

Unit value (accumulation)                               $  8.77            $  9.12           $  8.54
                                                 ================== ================== =================




Supplemental Information:
Number of shares outstanding                             34,848              9,589            41,152

Cost of shares outstanding                             $292,378            $86,021         $ 344,408


See accompanying Notes.                                                                   (continued)







                                 Canada Life of America Variable Annuity Account 1

                                 Statements of Assets and Liabilities (unaudited)

                                                   June 30, 2003


                                                                      ProFunds VP Series

                                       VP                                                       VP
                                  Money Market             VP                 VP          UltraSmall-Cap            VP
                                   Sub-account         Bull Plus           UltraOTC         Sub-account            Bear
                                                      Sub-account        Sub-account                            Sub-account
                                ------------------ ------------------- ----------------- ------------------ --------------------

Assets:
Investment in ProFunds at
   market value                    $ 54,404,105            $  5,471        $  48,506        $ 2,569,240            $6,184
Due from Canada Life
   Insurance Company of
   America                                    -          1,542,539         1,547,711                  -                 -
                                ------------------ ------------------- ----------------- ------------------ --------------------
Total assets                       $ 54,404,105        $ 1,548,010       $ 1,596,217        $ 2,569,240            $6,184

Liabilities:
Payable to Canada Life
   Insurance Company of
   America                              624,670                  -                 -          2,569,240             6,184
                                ------------------ ------------------- ----------------- ------------------ --------------------
Net assets                         $ 53,779,435        $ 1,548,010       $ 1,596,217                                $   -
                                                                                         $
                                                                                         -
                                ================== =================== ================= ================== ====================

Net assets:
Accumulation units                 $ 53,779,435        $ 1,548,010       $ 1,596,217            $     -             $   -
                                ------------------ ------------------- ----------------- ------------------ --------------------

Total net assets:                  $ 53,779,435        $ 1,548,010       $ 1,596,217            $     -             $   -
                                ================== =================== ================= ================== ====================

Units outstanding                    54,859,934             93,112           638,515                  -                 -
                                ================== =================== ================= ================== ====================
                                ================== =================== ================= ================== ====================

Unit value
  (accumulation)                      $    0.98           $  16.63          $   2.50            $     -             $   -
                                ================== =================== ================= ================== ====================




Supplemental Information:
Number of shares outstanding
                                     54,404,105                318            22,880            132,095               167

Cost of shares outstanding
                                   $ 54,404,105           $  5,517        $ 48,461          $ 2,582,449            $6,112

See accompanying Notes.                                                                                     (continued)





                                 Canada Life of America Variable Annuity Account 1

                                 Statements of Assets and Liabilities (unaudited)

                                                   June 30, 2003



                                                                   ProFunds VP Series (continued)

                                                                                VP
                                   VP Short VP
                        Ultra Mid-Cap Small-Cap Short OTC
                                                      Sub-account          Sub-account            Sub-account
                                                  -------------------- --------------------- ----------------------

Assets:
Investment in ProFunds at market value                          $7                $3,514              $4,098
Due from Canada Life Insurance Company of
   America                                                       -                     -                   -
                                                  -------------------- --------------------- ----------------------
Total assets                                                    $7                $3,514              $4,098

Liabilities:
Payable to Canada Life Insurance Company of
   America                                                       7                 3,514               4,098
                                                  -------------------- --------------------- ----------------------
Net assets                                                      $-                  $  -               $   -
                                                  ==================== ===================== ======================

Net assets:
Accumulation units                                              $-                 $   -               $   -
                                                  -------------------- --------------------- ----------------------

Total net assets:                                               $-                 $   -               $   -
                                                  ==================== ===================== ======================

Units outstanding                                                -                     -                   -
                                                  ==================== ===================== ======================

Unit value (accumulation)                                       $-                 $   -               $   -
                                                  ==================== ===================== ======================




Supplemental Information:
Number of shares outstanding                                     -                   145                 156

Cost of shares outstanding                                      $7                $3,561              $4,053


See accompanying
Notes.
(continued)




                                 Canada Life of America Variable Annuity Account 1

                                 Statements of Assets and Liabilities (unaudited)

                                                   June 30, 2003



                                                     ProFunds VP Series (continued)

                                                                              VP
                                                         VP           US Gov. Plus Bond
                                                    Real Estate          Sub-account
                                                    Sub-account
                                                 ------------------- ---------------------

Assets:
Investment in Goldman Sachs at market value
                                                              $4
                                                                            $ 6
Due from Canada Life Insurance Company of
   America                                                     -                     -
                                                 ------------------- ---------------------
Total assets                                                  $4                    $6

Liabilities:
Payable to Canada Life Insurance Company of
   America                                                     4                     6
                                                 ------------------- ---------------------
                                                 ------------------- ---------------------
Net assets                                                    $-                   $ -
                                                 =================== =====================
                                                 =================== =====================

Net assets:
Accumulation units                                            $-
                                                                            $ -
                                                 ------------------- ---------------------

Total net assets:                                             $-                   $ -
                                                 =================== =====================

Units outstanding                                              -                     -
                                                 =================== =====================

Unit value (accumulation)
                                                 $ -                 $   -
                                                 =================== =====================




Supplemental Information:
Number of shares outstanding                                   -                     -

Cost of shares outstanding                                                          $6
                                                       $ 4


See accompanying Notes.                                                      (continued)







                                 Canada Life Of America Variable Annuity Account 1

                                  Statements of Assets and Liabilities (unaudited)

                                                   June 30, 2003



                                                          Levco Series                    Van Eck Series

                                                                            Worldwide Emerging
                                                                                 Markets              Worldwide
                                                         Equity Value          Sub-account           Real Estate
                                                         Sub-account                                 Sub-account
                                                     --------------------- --------------------- ---------------------

Assets:
Investment in Van Eck at market value                        $10,931               $582,461               $98,037
Due from Canada Life Insurance Company of America
                                                                   -                      -                     -
                                                     --------------------- --------------------- ---------------------
Total assets                                                 $10,931               $582,461               $98,037

Liabilities:
Payable to Canada Life Insurance Company of
   America                                                         2                 70,272                    19
                                                     --------------------- --------------------- ---------------------
Net assets                                                   $10,929               $512,189               $98,018
                                                     ===================== ===================== =====================

Net assets:
Accumulation units                                           $10,929               $512,189               $98,018
                                                     --------------------- --------------------- ---------------------

Total net assets:                                            $10,929               $512,189               $98,018
                                                     ===================== ===================== =====================

Units outstanding                                                999                 63,566                 8,024
                                                     ===================== ===================== =====================

Unit value (accumulation)                                    $ 10.94                $  8.06               $ 12.22
                                                     ===================== ===================== =====================




Supplemental Information:
Number of shares outstanding                                   1,256                 66,950                 9,301

Cost of shares outstanding                                   $ 9,998               $582,456               $96,208


       See accompanying Notes.
(continued)




                                 Canada Life Of America Variable Annuity Account 1

                                  Statements of Assets and Liabilities (unaudited)

                                                   June 30, 2003



                                                                    Van Eck Series (continued)


                                                                        Absolute
                                                                   Return            Hard Assets
                                                                Sub-account          Sub-account
                                                            -------------------- ---------------------

          Assets:
          Investment in Van Eck at market value                 $1,168,841                $88,019
          Due from Canada Life Insurance Company of
             America                                                     -                      -
                                                            -------------------- ---------------------
          Total assets                                          $1,168,841                $88,019

          Liabilities:
          Payable to Canada Life Insurance Company of
             America                                                   187                      6
                                                            -------------------- ---------------------
          Net assets                                            $1,168,654                $88,013
                                                            ==================== =====================

          Net assets:
          Accumulation units                                    $1,168,654                $88,013
                                                            -------------------- ---------------------

          Total net assets:                                     $1,168,654                $88,013
                                                            ==================== =====================

          Units outstanding                                        117,022                  7,035
                                                            ==================== =====================

          Unit value (accumulation)                                $                      $ 12.51
                                                                            9.99
                                                            ==================== =====================




          Supplemental Information:
          Number of shares outstanding                             116,767                  8,053

          Cost of shares outstanding                            $1,167,673                $87,787


                See accompanying Notes.                                                   (concluded)








                                 Canada Life of America Variable Annuity Account 1

                                       Statements of Operations (unaudited)

                                   For the Six Month Period Ended June 30, 2003



                                                                            Fidelity Series

                                            VIP II                                VIP
                                         Asset Manager          VIP               High              VIP               VIP
                                          Sub-account          Growth            Income          Overseas          Index 500
                                                            Sub-account       Sub-account       Sub-account       Sub-account
                                       ------------------ ----------------- ----------------- ---------------- -------------------

Income:
Dividends and capital gain
    distributions                             $ 334,638    $       26,269    $  184,645         $                 $    136,012
                                                                                              25,809
Expenses:
Mortality and expense risk                       53,140             53,877        31,200               38,050  55,685
Administrative charges                            6,377              6,465         3,744                4,566           6,682
                                       ------------------ ----------------- ----------------- ---------------- -------------------

Net investment income (loss)                    275,121            (34,073)      149,701              (16,807) 73,645
Realized gains (losses) on investments:
Realized gain (loss) on sale of fund
    shares                                    (517,147)           (795,865)      524,866            1,382,157        (627,995)
Change in unrealized appreciation
    (depreciation) during the year
                                              1,019,793          1,848,677       123,828              180,281  1,539,547
                                       ------------------ ----------------- ----------------- ---------------- -------------------
Net increase (decrease) in net assets
    from operations                         $ 777,767          $ 1,018,739     $ 798,395          $ 1,545,631  $    985,197
                                       ================== ================= ================= ================ ===================


See accompanying
Notes.
(continued)




                                 Canada Life of America Variable Annuity Account 1

                                       Statements of Operations (unaudited)

                                   For the Six Month Period Ended June 30, 2003



                                                                 Fidelity Series (continued)

                                                                  VIP III              VIP         VIP II Investment
                                              VIP II              Growth          Money Market         Grade Bond
                                            Contrafund         Opportunities       Sub-account        Sub-account
                                            Sub-account         Sub-account
                                        -------------------- ------------------ ------------------ -------------------

Income:
Dividends and capital gain distributions
                                               $ 24,256            $ 4,071            $ 454,461          $433,536
Expenses:
Mortality and expense risk                       28,176              3,415              497,496            48,867
Administrative charges                            3,381                410               59,700             5,864
                                        -------------------- ------------------ ------------------ -------------------

Net investment income (loss)                    (7,301)                246            (102,735)           378,805
Realized gains (losses) on investments:
Realized gain (loss) on sale of fund
    shares                                    (183,958)           (28,657)                    -            93,083
Change in unrealized appreciation
    (depreciation) during the year
                                                572,538             93,161                    -         (158,592)
                                        -------------------- ------------------ ------------------ -------------------
Net increase (decrease) in net assets
    from operations                            $381,279            $64,750          $ (102,735)          $313,296
                                        ==================== ================== ================== ===================


See accompanying
               Notes.
               (continued)





                                 Canada Life of America Variable Annuity Account 1

                                       Statements of Operations (unaudited)

                                   For the Six Month Period Ended June 30, 2003



                                                                       Seligman Series

                                           Communications                       Global Technology      Small-Cap
                                           and Information        Frontier         Sub-account           Value
                                             Sub-account         Sub-account                          Sub-account
                                        ---------------------- ---------------- ------------------ -------------------

 Income:
 Dividends and capital gain
   distributions                                                                                        $
                                        $                      $                $          -       -
                                        -                      -
 Expenses:
 Mortality and expense risk                         65,089               6,095              397               17,154
 Administrative charges                              7,810                 731               48                 2,059
                                        ---------------------- ---------------- ------------------ -------------------

 Net investment income (loss)                      (72,899)             (6,826)            (445)           (19,213)
 Realized gains (losses) on investments:
 Realized gain (loss) on sale of fund
   shares                                      (1,372,904)             (81,342)             986            (17,663)
 Change in unrealized appreciation
   (depreciation) during the year
                                                                       217,791            6,630             498,011
                                                 3,665,900
                                        ---------------------- ---------------- ------------------ -------------------
 Net increase (decrease) in net assets
   from operations                          $    2,220,097          $  129,623         $                $  461,135
                                                                                7,171
                                        ====================== ================ ================== ===================


See accompanying
Notes.
(continued)





                                 Canada Life of America Variable Annuity Account 1

                                       Statements of Operations (unaudited)

                                   For the Six Month Period Ended June 30, 2003



                                                                    Alger American Series

                                               Small                              MidCap Growth         Leveraged
                                          Capitalization          Growth           Sub-account           AllCap
                                            Sub-account         Sub-account                            Sub-account
                                        -------------------- ------------------ ------------------ --------------------

Income:
Dividends and capital gain distributions
                                                                                                            $    -
                                        $                    $                  $
                                        -                    -                  -
Expenses:
Mortality and expense risk                                            35,308              60,003            27,871
                                                   237,652
Administrative charges                                                 4,237               7,200             3,344
                                                    28,518
                                        -------------------- ------------------ ------------------ --------------------

Net investment income (loss)                      (266,170)          (39,545)            (67,203)         (31,215)
Realized gains (losses) on investments:
Realized gain (loss) on sale of fund
    shares                                       7,653,402           858,956           1,075,748         (386,092)
Change in unrealized appreciation
    (depreciation) during the year
                                                   (59,635)          387,679             623,047         1,231,832
                                        -------------------- ------------------ ------------------ --------------------
Net increase (decrease) in net assets
    from operations                           $ 7,327,597        $ 1,207,090         $ 1,631,592          $814,525
                                        ==================== ================== ================== ====================


See accompanying
Notes.
(continued)






                                 Canada Life of America Variable Annuity Account 1

                                       Statements of Operations (unaudited)

                                   For the Six Month Period Ended June 30, 2003



                                                                            Dreyfus Series

                                                          VIF
                                                         Growth                Socially                  VIF
                                                       and Income             Responsible           Appreciation
                                                      Sub-account             Sub-account            Sub-account
                                                 ----------------------- ---------------------- ----------------------

 Income:
 Dividends and capital gain distributions                $    13,703             $         123              $   437
 Expenses:
 Mortality and expense risk                                 21,163                  12,349                   11,800
 Administrative charges                                      2,540                   1,482                    1,416
                                                 ----------------------- ---------------------- ----------------------

 Net investment income (loss)                              (10,000)                (13,708)                (12,779)
 Realized gains (losses) on investments:
 Realized gain (loss) on sale of fund shares
                                                          (350,167)               (253,733)               (112,273)
 Change in unrealized appreciation
    (depreciation) during the year                         651,350                 443,182                  252,205
                                                 ----------------------- ---------------------- ----------------------
 Net increase (decrease) in net assets from
    operations                                          $  291,183              $  175,741                   $
                                                                                                      127,153
                                                 ======================= ====================== ======================


      See accompanying
      Notes.
      (continued)





                                 Canada Life of America Variable Annuity Account 1

                                       Statements of Operations (unaudited)

                                   For the Six Month Period Ended June 30, 2003



                                               Gartmore Morley Series

                                            GVIT Developing
                                               Markets II
                                              Sub-account
                                          ---------------------

Income:
Dividends and capital gain distributions
                                              $             -
Expenses:
Mortality and expense risk                         10,986
Administrative charges                              1,318
                                          ---------------------

Net investment income (loss)                     (12,304)
Realized gains (losses) on investments:
Realized gain (loss) on sale of fund
    shares                                        366,762
Change in unrealized appreciation
    (depreciation) during the year 24,801
                                          ---------------------
Net increase (decrease) in net assets
    from operations                            $  379,259
                                          =====================


See accompanying Notes.                      (continued)





                                 Canada Life of America Variable Annuity Account 1

                                       Statements of Operations (unaudited)

                                   For the Six Month Period Ended June 30, 2003



                                                                   Janus Aspen Series                           Berger Series


                                                             International                                        IPT Small
                                                               Growth - I          Flexible Income              Company Growth
                                                              Sub-account            Sub-account                 Sub-account
                                                          --------------------- -----------------------     -----------------------

                   Income:
                   Dividends and capital gain
                       distributions                            $   22,359         $          266               $     --
                   Expenses:
                   Mortality and expense risk                       7,619                       8                   3,032
                   Administrative charges                             914                       1                     364
                                                          --------------------- -----------------------     -----------------------

                   Net investment income (loss)                    13,826                     257                  (3,396)
                   Realized gains (losses) on investments:
                   Realized gain (loss) on sale of fund
                       shares                                       4,726                    --                   (677,257)
                   Change in unrealized appreciation
                       (depreciation) during the year
                                                                   20,709                    (390)                 598.193
                                                          --------------------- -----------------------     -----------------------
                   Net increase (decrease) in net assets
                       from operations                         $   39,261          $        (133)               $ (82,460)
                                                          ===================== =======================     =======================


                   See accompanying Notes.                                            (continued)




                                 Canada Life of America Variable Annuity Account 1

                                       Statements of Operations (unaudited)

                                   For the Six Month Period Ended June 30, 2003



                                                          Goldman Sachs Series

                                                               VIT CORE (SM)           VIT
                                                VIT             U.S. Equity     Growth and Income
                                          Capital Growth        Sub-Account        Sub-Account
                                            Sub-Account
                                        -------------------- ------------------ -------------------

Income:
Dividends and capital gain distributions
                                                                  $
                                        $             -      -                  $            -
Expenses:
Mortality and expense risk                         1,730                639                1,976
Administrative charges                               208                 77                  237
                                        -------------------- ------------------ -------------------

Net investment income (loss)                     (1,947)              (716)              (2,213)
Realized gains (losses) on investments:
Realized gain (loss) on sale of fund
    shares                                       (4,723)            (3,688)              (4,176)
Change in unrealized appreciation
    (depreciation) during the year
                                                  34,381             16,031               23,372
                                        -------------------- ------------------ -------------------
Net increase (decrease) in net assets
    from operations                            $  27,711          $  11,627            $  16,983
                                        ==================== ================== ===================


See accompanying Notes.                                                                              (continued)









                                 Canada Life of America Variable Annuity Account 1

                                       Statements of Operations (unaudited)

                                   For the Six Month Period Ended June 30, 2003



                                                                           ProFunds VP Series

                                              VP                                                       VP
                                         Money Market            VP                VP            UltraSmall-Cap          VP
                                          Sub-account        Bull Plus          UltraOTC          Sub-account           Bear
                                                            Sub-account        Sub-account                           Sub-account
                                       ------------------ ----------------- ------------------ ------------------- ----------------

Income:
Dividends and capital gain
   distributions                           $    50,458
                                                          $                 $              -   $              -    $
                                                          -                                                        -
Expenses:
Mortality and expense risk                     329,144             12,814            11,664                6,433              8,805
Administrative charges                          39,497              1,538             1,400                  772              1,057
                                       ------------------ ----------------- ------------------ ------------------- ----------------

Net investment income (loss)                (318,183)           (14,352)          (13,064)               (7,205)             (9,862)
Realized gains (losses) on investments:
Realized gain (loss) on sale of fund
    shares                             -                          322,926           961,144              379,580            252,724
Change in unrealized appreciation
   (depreciation) during the year
                                       -                         (2,160)             27,626             (13,209)                 70
                                       ------------------ ----------------- ------------------ ------------------- ----------------
Net increase (decrease) in net assets
    from operations                       $ (318,183)         $   306,414        $  975,706          $   359,166         $  242,932
                                       ================== ================= ================== =================== ================


See accompanying
Notes.
(continued)




                                 Canada Life of America Variable Annuity Account 1

                                       Statements of Operations (unaudited)

                                   For the Six Month Period Ended June 30, 2003



                                                                    ProFunds VP Series (continued)

                                                           VP                     VP                     VP
                                                     Ultra Mid-Cap          Short Small-Cap           Short OTC
                                                      Sub-account             Sub-account            Sub-account
                                                 ----------------------- ---------------------- ----------------------

 Income:
 Dividends and capital gain distributions               $             -
                                                                         $                -     $                -
 Expenses:
 Mortality and expense risk                                 5,895                     5,264                  5,806
 Administrative charges                                       708                       631                    696
                                                 ----------------------- ---------------------- ----------------------

 Net investment income (loss)                             (6,603)                   (5,895)                (6,502)
 Realized gains (losses) on investments:
 Realized gain (loss) on sale of fund shares
                                                          474,477                 (221,492)              (309,158)
 Change in unrealized appreciation
    (depreciation) during the year                            626                      (47)                     20
                                                 ----------------------- ---------------------- ----------------------
 Net increase (decrease) in net assets from
    operations                                         $  468,500              $  (227,434)           $  (315,640)
                                                 ======================= ====================== ======================


      See accompanying
      Notes.
      (continued)





                                 Canada Life of America Variable Annuity Account 1

                                       Statements of Operations (unaudited)

                                   For the Six Month Period Ended June 30, 2003



                                                               ProFunds VP Series (continued)

                                                                                                           VP
                                                                                       VP             Rising Rates
                                                VP                  VP          US Gov. Plus Bond  Opportunity Short
                                          Pharmaceuticals       Real Estate        Sub-account            Bond
                                            Sub-account         Sub-account                           Sub-account
                                        -------------------- ------------------ ------------------ -------------------

Income:
Dividends and capital gain distributions
                                                                                      $
                                        $             -      $              -   43                 $            -
Expenses:
Mortality and expense risk                           230                405                 194                   9
Administrative charges                                27                 48                  23                   1
                                        -------------------- ------------------ ------------------ -------------------

Net investment income (loss)                       (257)              (453)               (174)                (10)
Realized gains (losses) on investments:
Realized gain (loss) on sale of fund
    shares                                        55,167           (61,937)             (2,545)              (3,318)
Change in unrealized appreciation
    (depreciation) during the year

                                        -------------------- ------------------ ------------------ -------------------
Net increase (decrease) in net assets
    from operations                           $   54,910        $  (62,390)          $  (2,719)          $  (3,328)
                                        ==================== ================== ================== ===================


See accompanying
Notes.
(continued)








                                 Canada Life of Ameical Variable Annuity Account 1

                                       Statements of Operations (unaudited)

                                   For the Six Month Period Ended June 30, 2003



                                                      Levco Series                     Van Eck Series

                                                                           Worldwide Emerging
                                                                                 Markets               Worldwide
                                                       Equity Value            Sub-account            Real Estate
                                                       Sub-account                                    Sub-account
                                                  ----------------------- ---------------------- ----------------------

  Income:
  Dividends and capital gain distributions                $     238            $        57,393           $    1,057
  Expenses:
  Mortality and expense risk                                   94                    115,288                  264
  Administrative charges                                       11                     13,835                   32
                                                  ----------------------- ---------------------- ----------------------

  Net investment income (loss)                                133                   (71,730)                  761
  Realized gains (losses) on investments:
  Realized gain (loss) on sale of fund shares
                                                            (173)                  3,643,912               (1,454)
  Change in unrealized appreciation
     (depreciation) during the year                         1,052                    365,356                1,541
                                                  ----------------------- ---------------------- ----------------------
  Net increase (decrease) in net assets from
     operations                                          $  1,012              $   3,937,538          $       848
                                                  ======================= ====================== ======================



      See accompanying
      Notes.
      (continued)





                                 Canada Life of Ameical Variable Annuity Account 1

                                       Statements of Operations (unaudited)

                                   For the Six Month Period Ended June 30, 2003



                                                          Van Eck Series (continued)

                                                       Absolute
                                                        Return               Hard Assets
                                                      Sub-account            Sub-account
                                                 ---------------------- ----------------------

Income:
Dividends and capital gain distributions                   $        -
                                                                        $         -
Expenses:
Mortality and expense risk                                   1730                      137
Administrative charges                                        208                       16
                                                 ---------------------- ----------------------

Net investment income (loss)                             (1,938)                     (153)
Realized gains (losses) on investments:
Realized gain (loss) on sale of fund shares
                                                                                     3,455
Change in unrealized appreciation (depreciation)
   during the year                                          1,168                      232
                                                 ---------------------- ----------------------
Net increase (decrease) in net assets from
   operations                                           $  (770)                  $  3,534
                                                 ====================== ======================



                   See accompanying Notes.
                  (concluded)




                                 Canada Life of America Variable Annuity Account 1

                                  Statements of Changes in Net Assets (unaudited)

                   For the Six Month Period Ended June 30, 2003 and Year Ended December 31, 2002



                                                                             Fidelity Series

                                               VIP II                              VIP                               VIP
                                            Asset Manager                         Growth                         High Income
                                             Sub-account                       Sub-account                       Sub-account
                                 ---------------------------------------------------------------------------------------------------
                                         2003             2002              2003            2002              2003           2002
                                         ----             ----              ----            ----              ----           ----
Change in net assets from
  operations:

Net investment income (loss)        $     275,121     $     282,841    $    (34,073)  $    (136,142)      $   149,701   $   218,112
Realized gains (losses)                  (517,147)         (991,910)       (795,865)     (1,583,369)          524,866       (22,292)
Unrealized appreciation
  (depreciation) during
  the year                              1,019,793          (473,215)      1,848,677      (2,746,870)          123,828       204,109
                                 ---------------------------------------------------------------------------------------------------
Net increase (decrease) in
  net assets from operations              777,767        (1,182,284)      1,018,739      (4,466,381)          798,395       399,929
                                 ---------------------------------------------------------------------------------------------------

Contract transactions:

Payments received from
   contract owners                        202,553           363,306         243,604         617,992           101,061       116,286
Transfers between sub-
   accounts (including
   fixed account), net                     36,271          (526,191)       (343,565)     (1,516,343)        3,384,527       160,218
Transfers for contract
   benefits and terminations           (1,055,496)       (1,332,322)       (672,330)     (1,588,469)         (717,598)     (979,647)
                                 ---------------------------------------------------------------------------------------------------
Net increase (decrease) in
   net assets from contract
  transactions                           (816,672)       (1,495,207)       (772,291)     (2,486,820)        2,767,990      (703,143)
                                 ---------------------------------------------------------------------------------------------------

Total increase (decrease)
   in net assets                          (38,905)       (2,677,491)        246,448      (6,953,201)        3,566,385      (303,214)

Net assets at beginning of period
                                        9,119,002        11,796,493       9,143,955      16,097,156         2,179,579      2,482,793
                                 ---------------------------------------------------------------------------------------------------

Net assets at end of period          $  9,080,097      $  9,119,002    $  9,390,403    $  9,143,955        $5,745,964     $2,179,579
                                 ===================================================================================================


See accompanying Notes.

(continued)






                                 Canada Life of America Variable Annuity Account 1

                                  Statements of Changes in Net Assets (unaudited)

                   For the Six Month Period Ended June 30, 2003 and Year Ended December 31, 2002



                                                                      Fidelity Series (continued)

                                                VIP                               VIP                            VIP II
                                              Overseas                           Index                         Contrafund
                                            Sub-account                     500 Sub-account                    Sub-account
                                  --------------------------------- -------------------------------- -------------------------------
                                         2003            2002              2003           2002              2003           2002
                                         ----            ----              ----           ----              ----           ----
Change in net assets from
  operations:

Net investment income (loss)       $    (16,807)   $    (22,945)    $         73,645$         4,035      $    (7,301)   $   (33,181)
Realized gains (losses)               1,382,157        (604,232)          (627,995)       (936,107)         (183,958)       (96,865)
Unrealized appreciation
  (depreciation) during
   the year                             180,281         (19,899)         1,539,547      (2,080,242)          572,538       (328,973)
                                  --------------------------------- -------------------------------- -------------------------------
Net increase (decrease) in
   net assets from operations         1,545,631        (647,076)           985,197      (3,012,314)          381,279       (459,019)
                                  --------------------------------- -------------------------------- -------------------------------

Contract transactions:

Payments received from
   contract owners                      195,066          69,791            426,855         513,154            47,394         103,934
Transfers between sub-
   accounts (including
   fixed account), net                5,346,322         (55,914)           151,620        (823,703)         (126,092)        549,664
Transfers for contract
   benefits and terminations           (224,456)       (353,138)          (901,110)     (1,193,016)         (259,437)      (997,422)
                                  --------------------------------- -------------------------------- -------------------------------
Net increase (decrease) in
   net assets from contract
  transactions                        5,316,932        (339,261)          (322,635)     (1,503,565)         (338,135)      (343,824)
                                  --------------------------------- -------------------------------- -------------------------------

Total increase (decrease)
   in net assets                      6,862,563        (986,337)           662,562      (4,515,879)           43,144       (802,843)

Net assets at beginning of period
                                      2,393,434       3,379,771          8,796,731      13,312,610         5,063,591       5,866,434
                                  --------------------------------- -------------------------------- -------------------------------

Net assets at end of period         $ 9,255,997     $ 2,393,434       $  9,459,293    $  8,796,731       $ 5,106,735     $ 5,063,591
                                  ================================= ================================ ===============================


See accompanying
Notes.
(continued)





                                 Canada Life of America Variable Annuity Account 1

                                  Statements of Changes in Net Assets (unaudited)

                   For the Six Month Period Ended June 30, 2003 and Year Ended December 31, 2002



                                                                         Fidelity Series (continued)

                                              VIP III
                                               Growth                           VIP                                VIP II
                                           Opportunities                    Money Market                   Investment Grade Bond
                                            Sub-account                     Sub-account                         Sub-account
                                  ----------------------------------------------------------------  --------------------------------
                                         2003            2002              2003             2002             2003           2002
                                         ----            ----              ----             ----             ----           ----
Change in net assets from
  operations:

Net investment income (loss)          $      246   $      (1,306)   $      (102,735)   $      129,436    $   378,805     $   150,569
Realized gains (losses)                  (28,657)       (156,985)                 -                 -         93,083          83,441
Unrealized appreciation
  (depreciation) during
   the year                               93,161         (90,911)                 -                 -       (158,592)        359,944
                                  --------------------------------------------------------------------------------------------------
Net increase (decrease) in
   net assets from operations             64,750        (249,202)          (102,735)          129,436        313,296         593,954
                                  --------------------------------------------------------------------------------------------------

Contract transactions:

Payments received from
   contract owners                         8,412          48,857         49,181,480       118,964,520         48,376         225,795
Transfers between sub-
   accounts (including
   fixed account), net                     4,988        (211,668)         2,485,772       (50,811,954)       439,846       2,168,741
Transfers for contract
   benefits and terminations             (37,208)       (186,480)       (50,228,324)      (14,284,990)      (656,144)      (959,682)
                                  --------------------------------------------------------------------------------------------------
Net increase (decrease) in
   net assets from contract
  transactions                           (23,808)       (349,291)         1,438,928        53,867,576       (167,922)      1,434,854
                                  --------------------------------------------------------------------------------------------------

Total increase (decrease)
   in net assets                          40,942        (598,493)         1,336,193        53,997,012        145,374       2,028,808

Net assets at beginning of period
                                         567,482       1,165,975         87,215,858        33,218,846      7,897,727       5,868,919
                                  --------------------------------------------------------------------------------------------------

Net assets at end of period          $   608,424     $   567,482       $ 88,552,051      $ 87,215,858    $ 8,043,101     $ 7,897,727
                                  ==================================================================================================


See accompanying
           Notes.
           (continued)




                                 Canada Life of America Variable Annuity Account 1

                                  Statements of Changes in Net Assets (unaudited)

                   For the Six Month Period Ended June 30, 2003 and Year Ended December 31, 2002



                                                             Seligman Series

                                           Communications
                                          and Information                      Frontier
                                            Sub-account                       Sub-account
                                 -------------------------------------------------------------------
                                        2003             2002              2003           2002
                                        ----             ----              ----           ----
Change in net assets from
  operations:

Net investment income (loss)        $    (72,899)   $    (195,833)     $    (6,826)   $    (19,086)
Realized gains (losses)               (1,372,904)      (7,574,724)         (81,342)       (234,502)
Unrealized appreciation
  (depreciation) during
   the year                            3,665,900          465,803          217,791        (203,350)
                                 -------------------------------------------------------------------
Net increase (decrease) in
   net assets from operations          2,220,097       (7,304,754)         129,623        (456,938)
                                 -------------------------------------------------------------------

Contract transactions:

Payments received from
   contract owners                       323,930          769,468            7,365          21,746
Transfers between sub-
   accounts (including
   fixed account), net                   (47,009)      (1,630,440)          11,539        (143,678)
Transfers for contract
   benefits and terminations            (679,379)      (1,612,378)        (193,411)       (199,036)
                                 -------------------------------------------------------------------
Net increase (decrease) in
   net assets from contract
  transactions                          (402,458)      (2,473,350)        (174,507)       (320,968)
                                 -------------------------------------------------------------------

Total increase (decrease)
   in net assets                       1,817,639       (9,778,104)         (44,884)       (777,906)

Net assets at beginning of period
                                      10,494,995       20,273,099        1,037,742       1,815,648
                                 -------------------------------------------------------------------

Net assets at end of period          $12,312,634      $10,494,995         $992,858      $1,037,742
                                 ===================================================================


See accompanying Notes.                                                               (continued)







                                 Canada Life of America Variable Annuity Account 1

                                  Statements of Changes in Net Assets (unaudited)

                   For the Six Month Period Ended June 30, 2003 and Year Ended December 31, 2002



                                                       Seligman Series (continued)

                                         Global Technology                  Small-Cap Value
                                            Sub-account                       Sub-account
                                  --------------------------------- --------------------------------
                                         2003            2002              2003           2002
                                         ----            ----              ----           ----
Change in net assets from
  operations:

Net investment income (loss)         $      (445)    $      (415)     $    (19,213)   $     13,166
Realized gains (losses)                      986         (58,713)          (17,663)       (259,742)
Unrealized appreciation
  (depreciation) during
   the year                                6,630           5,809           498,011        (299,728)
                                  --------------------------------- --------------------------------
Net increase (decrease) in
   net assets from operations              7,171         (53,319)          461,135        (546,304)
                                  --------------------------------- --------------------------------

Contract transactions:

Payments received from
   contract owners                         1,706          54,851           194,271         233,979
Transfers between sub-
   accounts (including
   fixed account), net                     5,917         (27,114)          192,742       2,299,326
Transfers for contract
   benefits and terminations              (2,545)         (1,076)         (150,200)       (180,228)
                                  --------------------------------- --------------------------------
Net increase (decrease) in
   net assets from contract
  transactions                             5,078          26,661           236,813       2,353,077
                                  --------------------------------- --------------------------------

Total increase (decrease)
   in net assets                          12,249         (26,658)          697,948       1,806,773

Net assets at beginning of period
                                          49,152          75,810         2,703,127         896,354
                                  --------------------------------- --------------------------------

Net assets at end of period            $  61,401       $  49,152        $3,401,075      $2,703,127
                                  ================================= ================================




             See accompanying
             Notes.                                                                                    (continued)





                                 Canada Life of America Variable Annuity Account 1

                                  Statements of Changes in Net Assets (unaudited)

                   For the Six Month Period Ended June 30, 2003 and Year Ended December 31, 2002



                                                               Alger American Series

                                         Small Capitalization                           Growth
                                              Sub-account                            Sub-account
                                  ------------------------------------  ---------------------------------------
                                          2003             2002                 2003               2002
                                          ----             ----                 ----               ----
Change in net assets from
  operations:

Net investment income (loss)        $    (266,170)    $    (175,472)        $    (39,545)    $    (123,782)
Realized gains (losses)                 7,653,402        (1,896,061)             858,956        (4,144,028)
Unrealized appreciation
  (depreciation) during
   the year                               (59,635)         (128,056)             387,679          (347,475)
                                  ------------------------------------  ---------------------------------------
Net increase (decrease) in
   net assets from operations           7,327,597        (2,199,589)           1,207,090        (4,615,285)
                                  ------------------------------------  ---------------------------------------

Contract transactions:

Payments received from
   contract owners                         69,389            66,854              155,528           505,033
Transfers between sub-
   accounts (including
   fixed account), net                 14,780,013        37,194,283           (5,261,070)        2,515,369
Transfers for contract
   benefits and terminations           (2,682,799)         (122,341)            (377,547)         (898,089)
                                  ------------------------------------  ---------------------------------------
Net increase (decrease) in
   net assets from contract
  transactions                         12,166,603        37,138,796           (5,483,089)        2,122,313
                                  ------------------------------------  ---------------------------------------

Total increase (decrease)
   in net assets                       19,494,200        34,939,207           (4,275,999)       (2,492,972)

Net assets at beginning of period
                                       36,278,284         1,339,077            9,472,978        11,965,950
                                  ------------------------------------  ---------------------------------------

Net assets at end of period           $55,772,484       $36,278,284         $  5,196,979      $  9,472,978
                                  ====================================  =======================================


See accompanying Notes.                                                                        (continued)




                                 Canada Life of America Variable Annuity Account 1

                                  Statements of Changes in Net Assets (unaudited)

                   For the Six Month Period Ended June 30, 2003 and Year Ended December 31, 2002



                                                    Alger American Series (continued)

                                           MidCap Growth                    Leveraged AllCap
                                            Sub-account                       Sub-account
                                  --------------------------------- ---------------------------------
                                         2003            2002              2003            2002
                                         ----            ----              ----            ----
Change in net assets from
  operations:

Net investment income (loss)        $    (67,203)  $    (159,976)   $      (31,215) $      (77,615)
Realized gains (losses)                1,075,748      (3,284,859)         (386,092)     (2,049,087)
Unrealized appreciation
  (depreciation) during
   the year                              623,047        (608,049)        1,231,832        (332,044)
                                  --------------------------------- ---------------------------------
Net increase (decrease) in
   net assets from operations          1,631,592      (4,052,884)          814,525      (2,458,746)
                                  --------------------------------- ---------------------------------

Contract transactions:

Payments received from
   contract owners                       240,609         395,296           262,127         571,042
Transfers between sub-
   accounts (including
   fixed account), net                 5,302,864       2,162,785           610,829      (1,042,603)
Transfers for contract
   benefits and terminations          (1,156,092)     (2,226,340)         (322,250)       (414,424)
                                  --------------------------------- ---------------------------------
Net increase (decrease) in
   net assets from contract
  transactions                         4,387,381         331,741           550,706        (885,985)
                                  --------------------------------- ---------------------------------

Total increase (decrease)
   in net assets                       6,018,973      (3,721,143)        1,365,231      (3,344,731)

Net assets at beginning of period
                                       6,238,546       9,959,689         4,151,740       7,496,471
                                  --------------------------------- ---------------------------------

Net assets at end of period        $  12,257,519    $  6,238,546      $  5,516,971    $  4,151,740
                                  ================================= =================================


           See accompanying
           Notes.                                                                                      (continued)




                                 Canada Life of America Variable Annuity Account 1

                                  Statements of Changes in Net Assets (unaudited)

                   For the Six Month Period Ended June 30, 2003 and Year Ended December 31, 2002



                                                                            Dreyfus Series

                                     VIF VIF
                                         Growth and Income               Socially Responsible                 Appreciation
                                            Sub-account                       Sub-account                      Sub-account
                                  --------------------------------- -------------------------------- -------------------------------
                                         2003            2002              2003            2002              2003           2002
                                         ----            ----              ----            ----              ----           ----
Change in net assets from
  operations:

Net investment income (loss)        $    (10,000)   $    (35,422)      $    (13,708)    $    (38,585) $      (12,779)  $     (7,011)
Realized gains (losses)                 (350,167)       (746,667)          (253,733)        (899,396)       (112,273)      (266,796)
Unrealized appreciation
  (depreciation) during
   the year                              651,350        (672,926)           443,182         (232,717)        252,205       (195,530)
                                  --------------------------------- --------------------------------- ------------------------------
Net increase (decrease) in
   net assets from operations            291,183      (1,455,015)           175,741       (1,170,698)        127,153       (469,337)
                                  --------------------------------- --------------------------------- ------------------------------

Contract transactions:

Payments received from
   contract owners                        38,881          97,997             31,409           80,344          14,263          28,495
Transfers between sub-
   accounts (including
   fixed account), net                  (211,165)        119,500           (129,036)        (884,621)        (32,886)        246,278
Transfers for contract
   benefits and terminations            (192,415)       (619,651)           (88,990)        (333,356)       (106,712)      (364,734)
                                  --------------------------------- --------------------------------- ------------------------------
Net increase (decrease) in
   net assets from contract
  transactions                          (364,699)       (402,154)          (186,617)      (1,137,633)       (125,335)       (89,961)
                                  --------------------------------- --------------------------------- ------------------------------

Total increase (decrease)
   in net assets                         (73,516)     (1,857,169)           (10,876)      (2,308,331)          1,818       (559,298)

Net assets at beginning of period
                                       3,718,140       5,575,309          2,124,924        4,433,255       2,035,847       2,595,145
                                  --------------------------------- --------------------------------- ------------------------------

Net assets at end of period          $ 3,644,624     $ 3,718,140        $ 2,114,048      $ 2,124,924      $2,037,665      $2,035,847
                                  ================================= ================================= ==============================


See accompanying
Notes.
(continued)




                                 Canada Life of America Variable Annuity Account 1

                                  Statements of Changes in Net Assets (unaudited)

                   For the Six Month Period Ended June 30, 2003 and Year Ended December 31, 2002



                                                          Gartmore Morley Series

                                          GVIT Developing
                                             Markets II                  Variable Series Growth
                                            Sub-account                       Sub-account
                                  --------------------------------- ---------------------------------
                                         2003            2002              2003            2002
                                         ----            ----              ----            ----
Change in net assets from
  operations:

Net investment income (loss)       $    (12,304)   $    (19,154)       $        -   $      (5,252)
Realized gains (losses)                 366,762         142,603                 -        (324,793)
Unrealized appreciation
  (depreciation) during
   the year                              24,801         (68,738)                -         192,959
                                  --------------------------------- ---------------------------------
Net increase (decrease) in
   net assets from operations           379,259          54,711                 -        (137,086)
                                  --------------------------------- ---------------------------------
                                               711
Contract transactions:

Payments received from
   contract owners                       30,110          69,573                 -           6,351
Transfers between sub-
   accounts (including
   fixed account), net                  (41,635)       (224,404)                -        (418,938)
Transfers for contract
   benefits and terminations           (132,583)        (60,944)                -         (23,330)
                                  --------------------------------- ---------------------------------
Net increase (decrease) in
   net assets from contract
  transactions                         (144,108)       (215,775)                -        (435,917)
                                  --------------------------------- ---------------------------------

Total increase (decrease)
   in net assets                        235,151        (161,064)                -        (573,003)

Net assets at beginning of period
                                        899,294       1,060,358                           573,003
                                  --------------------------------- ---------------------------------

Net assets at end of period       $    1,134,445   $    899,294     $              -$              -
                                  ================================= =================================


See accompanying Notes.                                                                (continued)




                                 Canada Life of America Variable Annuity Account 1

                                  Statements of Changes in Net Assets (unaudited)

                   For the Six Month Period Ended June 30, 2003 and Year Ended December 31, 2002



                                                            Janus Aspen Series                        Berger Series

                                      International Growth - I          Flexible Income*           IPT Small Company Growth
                                            Sub-account                  Sub-account                    Sub-Account
                                  --------------------------------- --------------------     -------------------------------------
                                         2003            2002              2003                  2003 **                2002
                                         ----            ----              ----                  ----                   ----
Change in net assets from
  operations:

Net investment income (loss)       $     13,826    $     15,631       $        257           $   (3,396)           $    (25,325)
Realized gains (losses)                   4,726        (285,567)               --              (677,257)             (1,057,151)
Unrealized appreciation
  (depreciation) during
   the year                              20,709         116,094               (390)             598.193                (231,540)
                                  --------------------------------- --------------------    ---------------------------------------
Net increase (decrease) in
   net assets from operations            39,261        (153,842)              (133)             (82,460)              (1,314,016)
                                  --------------------------------- --------------------    --------------------------------------

Contract transactions:

Payments received from
   contract owners                      178,047          33,195                --               35,432                  112,834
Transfers between sub-
   accounts (including
   fixed account), net                 (618,891)        277,450             16,068            (1,114,037)                15,037
Transfers for contract
   benefits and terminations            (39,519)       (108,387)               --               (32,734)               (235,413)
                                  --------------------------------- --------------------    --------------------------------------
Net increase (decrease) in
   net assets from contract
  transactions                         (480,363)        202,258             16,068            (1,111,339)               (107,542)
                                  --------------------------------- --------------------    --------------------------------------

Total increase (decrease)
   in net assets                       (441,102)         48,416             15,935            (1,193,799)             (1,421,558)

Net assets at beginning of period
                                      1,067,272       1,018,856                --              1,193,799               2,615,357
                                  --------------------------------- --------------------    --------------------------------------

Net assets at end of period         $   626,170      $1,067,272           $ 15,935           $     --                $ 1,193,799
                                  ================================= ====================    =======================================


*  For the period May 1, 2003 (commencment of operations) to June 30, 2003.
** For the period January 2003 to March 31, 2003 (ceased operations).

See accompanying Notes.                                                                                                 (continued)





                                 Canada Life of America Variable Annuity Account 1

                                  Statements of Changes in Net Assets (unaudited)

                   For the Six Month Period Ended June 30, 2003 and Year Ended December 31, 2002



                                                           Goldman Sachs Series

                                                                             VIT CORE (SM)
                                         VIT Capital Growth                   U.S. Equity
                                            Sub-account                       Sub-account
                                  --------------------------------- ---------------------------------
                                         2003            2002              2003            2002
                                         ----            ----              ----            ----
Change in net assets from
  operations:

Net investment income (loss)         $   (1,947)     $   (2,523)         $   (716)     $   (1,907)
Realized gains (losses)                  (4,723)        (32,748)           (3,688)        (34,873)
Unrealized appreciation
  (depreciation) during
   the year                              34,381         (24,907)           16,031         (15,498)
                                  --------------------------------- ---------------------------------
Net increase (decrease) in
   net assets from operations            27,711         (60,178)           11,627         (52,278)
                                  --------------------------------- ---------------------------------

Contract transactions:

Payments received from
   contract owners                          621         112,453             1,546           2,360
Transfers between sub-
   accounts (including
   fixed account), net                    6,876          53,227            (3,239)          9,840
Transfers for contract
   benefits and terminations             (7,850)        (11,275)           (6,308)        (51,864)
                                  --------------------------------- ---------------------------------
Net increase (decrease) in
   net assets from contract
  transactions                             (353)        154,405            (8,001)        (39,664)
                                  --------------------------------- ---------------------------------

Total increase (decrease)
   in net assets                         27,358          94,227             3,626         (91,942)

Net assets at beginning of period
                                        269,864         175,637            86,755         178,697
                                  --------------------------------- ---------------------------------

Net assets at end of period            $297,222        $269,864         $  90,381       $  86,755
                                  ================================= =================================



See accompanying Notes.

(continued)




                                 Canada Life of America Variable Annuity Account 1

                                  Statements of Changes in Net Assets (unaudited)

                   For the Six Month Period Ended June 30, 2003 and Year Ended December 31, 2002



                                                     Goldman Sachs Series (continued)

                                         VIT Global Income               VIT Growth and Income
                                            Sub-account                       Sub-account
                                  --------------------------------- ---------------------------------
                                         2003            2002              2003            2002
                                         ----            ----              ----            ----
Change in net assets from
  operations:

Net investment income (loss)         $        -    $        (13)      $    (2,213)     $    2,027
Realized gains (losses)                       -          (1,034)           (4,176)        (20,750)
Unrealized appreciation
  (depreciation) during
   the year                                   -           1,216            23,372          (5,854)
                                  --------------------------------- ---------------------------------
Net increase (decrease) in
   net assets from operations                 -             169            16,983         (24,577)
                                  --------------------------------- ---------------------------------

Contract transactions:

Payments received from
   contract owners                            -             270             3,271          24,299
Transfers between sub-
   Accounts (including
   fixed account), net                        -         (26,234)          116,342         236,172
Transfers for contract
   benefits and terminations                  -             (91)          (44,436)        (30,865)
                                  --------------------------------- ---------------------------------
Net increase (decrease) in
   net assets from contract
  transactions                                -         (26,055)           75,177         229,606
                                  --------------------------------- ---------------------------------

Total increase (decrease)
   in net assets                              -         (25,886)           92,160         205,029

Net assets at beginning of period
                                              -          25,886           270,138          65,109
                                  --------------------------------- ---------------------------------

Net assets at end of period       $           -   $           -          $362,298        $270,138
                                  ================================= =================================




See accompanying Notes.

(continued)





                                 Canada Life of America Variable Annuity Account 1

                                  Statements of Changes in Net Assets (unaudited)

                   For the Six Month Period Ended June 30, 2003 and Year Ended December 31, 2002



                                                                          ProFunds VP Series

                    VP Money Market VP Bull Plus VP UltraOTC
                       Sub-account Sub-account Sub-account
                                  ----------------------------------  -------------------------------  -----------------------------
                                         2003            2002               2003           2002              2003           2002
                                         ----            ----               ----           ----              ----           ----
Change in net assets from
  operations:

Net investment income (loss)       $     (318,183) $     (605,508)      $    (14,352)  $    (40,032)     $    (13,064)  $   (30,724)
Realized gains (losses)                         -               -            322,926        123,548           961,144      (600,528)
Unrealized appreciation
  (depreciation) during
   the year                                     -               -             (2,160)        14,974            27,626           798
                                  ----------------------------------  -------------------------------  -----------------------------
Net increase (decrease) in
   net assets from operations            (318,183)       (605,508)           306,414         98,490           975,706      (630,454)
                                  ----------------------------------  -------------------------------  -----------------------------

Contract transactions:

Payments received from
   contract owners                      1,591,973      24,905,833               (407)         4,840             9,466        48,749
Transfers between sub-
   accounts (including
   fixed account), net                 (1,304,125)    (26,653,406)        (4,568,750)     3,092,049        (5,850,096)    6,127,583
Transfers for contract
   benefits and terminations           (2,810,043)     (1,982,724)           (96,450)      (219,452)           (2,264)      (59,567)
                                  ----------------------------------  -------------------------------  -----------------------------
Net increase (decrease) in
   net assets from contract
  transactions                         (2,522,195)     (3,730,297)        (4,665,607)     2,877,437        (5,842,894)    6,116,765
                                  ----------------------------------  -------------------------------  -----------------------------

Total increase (decrease)
   in net assets                       (2,840,378)     (4,335,805)        (4,359,193)     2,975,927        (4,867,188)    5,486,311

Net assets at beginning of period
                                     56,619,813      60,955,618            5,907,203      2,931,276         6,463,405       977,094
                                  ----------------------------------  -------------------------------  -----------------------------

Net assets at end of period          $ 53,779,435    $ 56,619,813         $1,548,010     $5,907,203        $1,596,217    $6,463,405
                                  ==================================  ===============================  =============================




See accompanying
Notes.
(continued)




                                 Canada Life of America Variable Annuity Account 1

                                  Statements of Changes in Net Assets (unaudited)

                   For the Six Month Period Ended June 30, 2003 and Year Ended December 31, 2002



                                                       ProFunds VP Series (continued)

                                           VP UltraSmall-Cap                        VP Bear
                                              Sub-account                         Sub-account
                                  ------------------------------------  ---------------------------------
                                          2003              2002              2003            2002
                                          ----              ----              ----            ----
Change in net assets from
  operations:

Net investment income (loss)         $     (7,205)     $     (48,891)     $    (9,862)  $    (57,581)
Realized gains (losses)                   379,580         (3,983,369)         252,724      2,096,942
Unrealized appreciation
  (depreciation) during
   the year                               (13,209)                 5               70              2
                                  ------------------------------------  ---------------------------------
Net increase (decrease) in
   net assets from operations             359,166         (4,032,255)         242,932      2,039,363
                                  ------------------------------------  ---------------------------------

Contract transactions:

Payments received from
   contract owners                          1,591              3,520           (1,448)             -
Transfers between sub-
   accounts (including
   fixed account), net                   (295,943)         4,117,453         (147,818)    (1,943,207)
Transfers for contract
   benefits and terminations              (64,814)           (88,718)         (93,666)       (96,156)
                                  ------------------------------------  ---------------------------------
Net increase (decrease) in
   net assets from contract
  transactions                           (359,166)         4,032,255         (242,932)    (2,039,363)
                                  ------------------------------------  ---------------------------------

Total increase (decrease)
   in net assets                                -                  -                -              -

Net assets at beginning of period
                                                -                  -                -              -
                                  ------------------------------------  ---------------------------------

Net assets at end of period       $               -  $                  $              $              -
                                                                   -                -
                                  ====================================  =================================



See accompanying Notes.

(continued)




                                 Canada Life of America Variable Annuity Account 1

                                  Statements of Changes in Net Assets (unaudited)

                   For the Six Month Period Ended June 30, 2003 and Year Ended December 31, 2002



                                                                    ProFunds VP Series (continued)

                                          VP Ultra Mid-Cap                VP Short Small-Cap                  VP Short OTC
                                            Sub-account*                     Sub-account**                    Sub-account**
                                  --------------------------------- -------------------------------- -------------------------------
                                         2003             2002             2003           2002              2003            2002
                                         ----             ----             ----           ----              ----            ----
Change in net assets from
  operations:

Net investment income (loss)          $    (6,603)    $    (22,475)   $      (5,895) $      (5,235)     $    (6,502)   $    (4,596)
Realized gains (losses)                   474,477         (625,151)        (221,492)      (444,056)        (309,158)      (968,771)
Unrealized appreciation
  (depreciation) during
   the year                                   626             (626)             (47)            (1)              20             26
                                  ---------------------------------- -------------------------------  ------------------------------
Net increase (decrease) in
   net assets from operations             468,500         (648,252)        (227,434)      (449,292)        (315,640)      (973,341)
                                  ---------------------------------- -------------------------------  ------------------------------

Contract transactions:

Payments received from
   contract owners                          1,757                -           (2,494)             2           (1,615)            25
Transfers between sub-
   accounts (including
   fixed account), net                 (2,812,671)       3,051,520       (1,700,196)     2,433,165          318,200        985,799
Transfers for contract
   benefits and terminations              (20,481)         (40,373)         (50,830)        (2,921)            (945)       (12,483)
                                  ---------------------------------- -------------------------------  ------------------------------
Net increase (decrease) in
   net assets from contract
  transactions                         (2,831,395)       3,011,147       (1,753,520)     2,430,246          315,640        973,341
                                  ---------------------------------- -------------------------------  ------------------------------

Total increase (decrease)
   in net assets                       (2,362,895)       2,362,895       (1,980,954)     1,980,954                -              -

Net assets at beginning of period
                                        2,362,895                -        1,980,954              -                -              -
                                  ---------------------------------- -------------------------------  ------------------------------

Net assets at end of period       $            -        $2,362,895   $            -     $1,980,954    $            - $            -
                                  ================================== ===============================  ==============================

*For the period May 1, 2002 (commencement of operations) to June 30, 2003.

**For the period September 16, 2002 (commencement of operations) to June 30, 2003.


See accompanying Notes.

(continued)




                                 Canada Life of America Variable Annuity Account 1

                                  Statements of Changes in Net Assets (unaudited)

                   For the Six Month Period Ended June 30, 2003 and Year Ended December 31, 2002



                                                                    ProFunds VP Series (continued)

                                        VP Pharmaceutical                  VP Real Estate               VP US Gov. Plus Bond
                                          Sub-account                        Sub-account                    Sub-account
                                  --------------------------------- -------------------------------- -------------------------------
                                         2003             2002             2003           2002              2003            2002
                                         ----             ----             ----           ----              ----            ----
Change in net assets from
  operations:

Net investment income (loss)            $    (257)          $    -     $      (453)       $      -        $    (174)        $    -
Realized gains (losses)                    55,167                -         (61,937)              -           (2,545)            --
Unrealized appreciation
  (depreciation) during
   the year                                     -                -               -               -                -              -
                                  ------------------------------------------------------------------  ------------------------------
Net increase (decrease) in
   net assets from operations              54,910                -         (62,390)              -           (2,719)             -
                                  ------------------------------------------------------------------  ------------------------------

Contract transactions:

Payments received from
   contract owners                              1                -             115               -              485              -
Transfers between sub-
   accounts (including
   fixed account), net                    (54,911)               -          62,275               -            2,334              -
Transfers for contract
   benefits and terminations                    -                -               -               -             (100)             -
                                  ------------------------------------------------------------------  ------------------------------
Net increase (decrease) in
   net assets from contract
  transactions                            (54,910)               -          62,390               -            2,719              -
                                  ------------------------------------------------------------------  ------------------------------

Total increase (decrease)
   in net assets                                -                -               -               -                -              -

Net assets at beginning of period
                                                -                -               -               -                -              -
                                  ------------------------------------------------------------------  ------------------------------

Net assets at end of period                  $  -             $  -  $            -            $  -    $            - $           -
                                  ==================================================================  ==============================


See accompanying Notes.
(continued)









                                 Canada Life of America Variable Annuity Account 1

                                  Statements of Changes in Net Assets (unaudited)

                   For the Six Month Period Ended June 30, 2003 and Year Ended December 31, 2002



                                          ProFunds VP Series (continued)

                                   VP Rising Rates Opportunity Short
                                            Bond Sub-account
                                   -----------------------------------
                                           2003             2002
                                           ----             ----
Change in net assets from
  operations:

Net investment income (loss)             $     (10)          $     -
Realized gains (losses)                     (3,318)                -
Unrealized appreciation
  (depreciation) during
   the year                                      -                 -
                                   -----------------------------------
Net increase (decrease) in
   net assets from operations               (3,328)                -
                                   -----------------------------------

Contract transactions:

Payments received from
   contract owners                               -                 -
Transfers between sub-
   accounts (including
   fixed account), net                       3,328                 -
Transfers for contract
   benefits and terminations                     -                 -
                                   -----------------------------------
Net increase (decrease) in
   net assets from contract
  transactions                               3,328                 -
                                   -----------------------------------

Total increase (decrease)
   in net assets                                 -                 -

Net assets at beginning of period
                                                 -                 -
                                   -----------------------------------

Net assets at end of period        $               - $
                                                                   -
                                   ===================================



See accompanying Notes.

(continued)





                                 Canada Life of America Variable Annuity Account 1

                                  Statements of Changes in Net Assets (unaudited)

                   For the Six Month Period Ended June 30, 2003 and Year Ended December 31, 2002



                                            Levco Series                                    Van Eck Series

                                                                      Worldwide Emerging Markets
                                            Equity Value                     Sub-account*                 Worldwide Real Estate
                                            Sub-account*                                                      Sub-account*
                                  --------------------------------- -------------------------------- -------------------------------
                                         2003            2002              2003            2002              2003           2002
                                         ----            ----              ----            ----              ----           ----
Change in net assets from
  operations:

Net investment income (loss)          $   133        $   (106)         $    (71,730)   $    (123,036)       $   761        $   (426)
Realized gains (losses)                  (173)             (1)            3,643,912         (971,664)        (1,454)          5,009
Unrealized appreciation
  (depreciation) during
   the year                             1,052            (119)              365,356         (365,352)         1,541             288
                                  --------------------------------- --------------------------------- ------------------------------
Net increase (decrease) in
   net assets from operations           1,012            (226)            3,937,538       (1,460,052)           848           4,871
                                  --------------------------------- --------------------------------- ------------------------------

Contract transactions:

Payments received from
   contract owners                          -               -               (61,071)          90,631          8,498             814
Transfers between sub-
   accounts (including
   fixed account), net                 (8,944)         19,094           (14,976,803)      17,899,291         66,980          19,277
Transfers for contract
   benefits and terminations               (3)             (4)                            (4,917,345)        (3,022)           (248)
                                  --------------------------------- --------------------------------- ------------------------------
Net increase (decrease) in
   net assets from contract
  transactions                         (8,947)         19,090           (15,037,874)      13,072,577         72,456          19,843
                                  --------------------------------- --------------------------------- ------------------------------

Total increase (decrease)
   in net assets                       (7,935)         18,864           (11,100,336)      11,612,525         73,304          24,714

Net assets at beginning of period
                                       18,864               -            11,612,525                -         24,714               -
                                  --------------------------------- --------------------------------- ------------------------------

Net assets at end of period          $ 10,929        $ 18,864          $    512,189     $ 11,612,525       $ 98,018        $ 24,714
                                  ================================= ================================= ==============================

*For the period May 1, 2002 (commencement of operations) to June 30, 2003.


See accompanying
Notes.
(continued)





                                 Canada Life of America Variable Annuity Account 1

                                  Statements of Changes in Net Assets (unaudited)

                   For the Six Month Period Ended June 30, 2003 and Year Ended December 31, 2002



                                                      Van Eck Series (continued)


                                           Absolute Return                     Hard Assets
                                             Sub-account                       Sub-account
                                   --------------------------------  --------------------------------
                                         2003            2002               2003           2002
                                         ----            ----               ----           ----
Change in net assets from
  operations:

Net investment income (loss)        $   (1,938)         $   -              $    (153)          $   -
Realized gains (losses)                                     -                  3,455               -
Unrealized appreciation
  (depreciation) during
   the year                              1,168              -                    232               -
                                   --------------------------------  --------------------------------
Net increase (decrease) in
   net assets from operations             (770)             -                  3,534               -
                                   --------------------------------  --------------------------------

Contract transactions:

Payments received from
   contract owners                         (53)             -                  2,608               -
Transfers between sub-
   accounts (including
   fixed account), net               1,169,477              -                 84,511               -
Transfers for contract
   benefits and terminations                                -                 (2,640)              -
                                   --------------------------------  --------------------------------
Net increase (decrease) in
   net assets from contract
  transactions                       1,169,424              -                 84,479               -
                                   --------------------------------  --------------------------------

Total increase (decrease)
   in net assets                     1,168,654              -                 88,013               -

Net assets at beginning of period
                                                            -                                      -
                                   --------------------------------  --------------------------------

Net assets at end of period         $1,168,654           $  -                $88,013            $  -
                                   ================================  ================================




See accompanying Notes.
(concluded)


                Canada Life of America Variable Annuity Account 1

                    Notes to Financial Statements (unaudited)

                                  June 30, 2003


1. Organization

Canada Life of America Variable Annuity Account 1 ("Variable Annuity Account 1") was established on July 22, 1988 as a separate investment account of Canada Life Insurance Company of America ("CLICA") to receive and invest premium payments under variable annuity policies issued by CLICA. Variable Annuity Account 1 commenced operations on December 4, 1989. Variable Annuity Account 1 is registered as a unit investment trust under the Investment Company Act of 1940, as amended. The assets of Variable Annuity Account 1 are invested in the following diversified open-end management investment companies: Fidelity Investments Variable Insurance Products Fund ("Fidelity"), Seligman Portfolios, Inc. ("Seligman"), Alger American Fund ("Alger American"), Gartmore Morley ("Gartmore") and Goldman Sachs VIT Capital Growth, VIT Core (SM) U.S. Equity and VIT Growth and Income funds ("Goldman Sachs"). Additionally, assets are invested in Dreyfus Variable Investment Fund ("Dreyfus"), an open-ended, non-diversified, management investment company, Janus Aspen ("Janus"), Goldman Sachs VIT Global Income Fund ("Goldman Sachs"), ProFunds VP, and Van Eck.

CLICA discontinued offering the Goldman Sachs VIT Global Income sub-account and the Montgomery Variable Series Growth sub-account as of April 30, 2002 and October 31, 2002, respectively.

The assets of Variable Annuity Account 1 are the property of CLICA. The portion of Variable Annuity Account 1 assets applicable to the policies will not be charged with liabilities arising out of any other business CLICA may conduct.

2. Significant Accounting Policies

The financial statements and related notes have been prepared in accordance with accounting principles generally accepted in the United States of America applicable to interim financial reporting and do not include all of the information and footnotes required for complete financial statements. However, in the opinion of management, these statements include all normal recurring adjustments necessary for a fair presentation of the results. These financial statements should be read in conjunction with the audited financial statements and the accompanying notes included in this filing for the year ended December 31, 2002.

The preparation of financial statements in accordance with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect amounts reported therein. Actual results could differ from these estimates.

                Canada Life of America Variable Annuity Account 1

                    Notes to Financial Statements (unaudited)

                                  June 30, 2003


3. Purchases and Sales of Investments

The cost of purchases and proceeds from sales of investments for the six month period ended June 30, 2003 were as follows:

                                                                    Purchases                 Sales
                                                              ----------------------- -----------------------
Fidelity Series
VIP II Asset Manager                                          $         2,582,566     $         3,637,502
VIP Growth                                                              2,780,036               4,371,680
VIP High Income                                                        13,711,502              10,259,049
VIP Overseas                                                           81,351,570              74,851,435
VIP Index 500                                                           6,009,738               6,878,829
VIP II Contrafund                                                       1,619,699               2,154,066
VIP III Growth Opportunities                                              494,595                 547,390
VIP Money Market                                                    2,816,529,795           2,814,557,715
VIP II Investment Grade Bond                                            4,142,399               3,838,709

Seligman Series
Communications and Information                                          4,045,391               5,878,857
Frontier                                                                  458,267                 713,764
Global Technology                                                          93,868                  88,284
Small-Cap Value                                                         3,179,143               2,608,857

Alger American Series
Small Capitalization                                                1,561,880,018           1,537,755,246
Growth                                                                 96,099,787             100,761,771
MidCap Growth                                                         299,010,733             298,782,171
Leveraged AllCap                                                        2,200,530               2,066,416

Dreyfus Series
VIF Growth and Income                                                   1,639,676               2,363,293
Socially Responsible                                                      660,861               1,115,702
VIF Appreciation                                                          903,998               1,154,680

Gartmore Morley Series
GVIT Developing Markets II                                              2,074,325               1,839,286

Janus Aspen Series
International Growth - I                                                6,172,568               6,149,174
Flexible Income                                                            16,335                       8

Goldman Sachs Series
VIT Capital Growth                                                        119,146                 126,145
VIT CORE (SM) U.S. Equity                                                 168,730                 180,194
VIT Growth and Income                                                     630,302                 561,545






                Canada Life of America Variable Annuity Account 1

                    Notes to Financial Statements (unaudited)

                                  June 30, 2003


3. Purchases and Sales of Investments (continued)


                                                                    Purchases                 Sales
                                                              ----------------------- -----------------------
ProFunds VP Series
VP Money Market                                                  $  5,972,895,831        $  5,975,202,732
VP Bull Plus                                                          252,515,769             258,420,378
VP UltraOTC                                                           245,354,955             251,756,715
VP UltraSmall-Cap                                                     110,940,180             108,357,731
VP Bear                                                               206,057,794             206,055,912
VP Ultra Mid-Cap                                                       94,930,029              97,293,952
VP Short Small-Cap                                                    125,639,472             127,617,885
VP Short OTC                                                          141,312,278             141,310,038
VP Real Estate                                                          8,723,291               8,723,287
VP US Gov. Plus Bond                                                    4,431,936               4,431,930
VP Rising Rates Opportunities                                             259,656                 259,656

Levco Series
Equity Value                                                                  238                   9,224

Van Eck Series
Worldwide Emerging Markets                                            876,446,876             887,844,623
Worldwide Real Estate                                                     435,644                 363,947
Absolute Return                                                         1,266,762                  99,089
Hard Assets                                                               483,933                 396,146
                                                              ----------------------- -----------------------
                                                                $  12,950,270,222       $  12,951,385,013
                                                              ======================= =======================



4. Expenses and Related Party Transactions

CLICA assumes mortality and expense risks related to the operations of Variable
Annuity Account 1 and deducts a daily charge from the net asset value of each sub-account equal to an effective annual rate of 1.25% for Class A and Class B.
During 2002, the Prestige Series Varifund Plus product was issued which deducts a daily charge from the net asset value of each sub-account equal to an effective annual rate of 1.40%. In addition, an effective annual rate of 0.15% of each sub-account is deducted as daily administration fees for Class B and the Prestige Series Varifund Plus product. An annual maintenance charge of $30 is deducted for each Class A, B and Prestige Varifund Plus contract. The maintenance charge, which is recorded as a transfer for contract benefits and terminations in the accompanying statements of changes in net assets, is waived on certain contracts.





                Canada Life of America Variable Annuity Account 1

                    Notes to Financial Statements (unaudited)

                                  June 30, 2003


5. Changes from Units Outstanding

The changes in units outstanding for the six month period ended June 30, 2003 and year ended December 31, 2002 were as follows:

                                                                           Fidelity Series

                                            VIP II                              VIP                                VIP
                                         Asset Manager                        Growth                           High Income
                                -------------------------------- ---------------------------------- --------------------------------
                                      2003            2002             2003              2002             2003              2002
                                      ----            ----             ----              ----             ----              ----
Units Issued                           89,613          164,006          67,443             563,664        497,604          865,744
Units Redeemed                       (122,924)        (225,436)        (87,749)           (612,582)      (384,388)        (880,196)
                                ---------------- --------------- ----------------- ---------------- ---------------- ---------------

Net Increase (Decrease)               (33,311)         (61,430)        (20,306)            (48,918)       113,216          (14,452)
                                ================ =============== ================= ================ ================ ===============


                                              VIP                               VIP                              VIP II
                                           Overseas                          Index 500                         Contrafund
                                -------------------------------- ---------------------------------- --------------------------------
                                      2003            2002             2003              2002             2003              2002
                                      ----            ----             ----              ----             ----              ----
Units Issued                        5,269,734        2,984,136          52,581              57,281         70,025        2,757,050
Units Redeemed                     (4,879,037)      (3,001,185)        (55,014)            (70,184)       (86,534)      (2,765,043)
                                ---------------- --------------- ----------------- ---------------- ---------------- ---------------

Net Increase (Decrease)               390,697          (17,049)         (2,433)            (12,903)       (16,509)          (7,993)
                                ================ =============== ================= ================ ================ ===============

                                            VIP III
                                            Growth                              VIP                              VIP II
                                         Opportunities                     Money Market                   Investment Grade Bond
                                -------------------------------- ---------------------------------- --------------------------------
                                      2003            2002             2003              2002             2003              2002
                                      ----            ----             ----              ----             ----              ----
Units Issued                           36,848          141,710       193,568,920       215,691,609         165,178         437,104
Units Redeemed                        (38,768)        (166,975)   (193,467,357)       (211,994,666)      (172,744)        (367,084)
                                ---------------- --------------- ----------------- ---------------- ---------------- ---------------

Net Increase (Decrease)                (1,920)         (25,265)          101,563         3,696,943         (7,566)          70,020
                                ================ =============== ================= ================ ================ ===============


                                                                             Seligman Series


                                        Communications
                                        and Information                      Frontier                       Global Technology
                                -------------------------------- ---------------------------------- --------------------------------
                                      2003            2002             2003              2002             2003              2002
                                      ----            ----             ----              ----             ----              ----
Units Issued                          204,719          716,619          37,461              75,854          8,693           13,823
Units Redeemed                       (229,196)        (839,141)        (51,139)            (99,150)        (8,113)         (13,996)
                                ---------------- --------------- ----------------- ---------------- ---------------- ---------------

Net Increase (Decrease)               (24,777)        (122,522)        (13,678)            (23,296)           580             (173)
                                ================ =============== ================= ================ ================ ===============






                                 Canada Life of America Variable Annuity Account 1

                                     Notes to Financial Statements (unaudited)

                                                   June 30, 2003


5. Changes from Units Outstanding (continued)

                                  Seligman Series (continued)                           Alger American Series

                                        Small-Cap Value                Small Capitalization                      Growth
                                -------------------------------- ---------------------------------- --------------------------------
                                      2003            2002             2003             2002              2003             2002
                                      ----            ----             ----             ----              ----             ----
Units Issued                          272,913         598,018       57,014,615       46,116,507         2,212,886       3,694,944
Units Redeemed                       (256,667)       (416,604)     (56,543,632)     (44,774,673)       (2,336,372)     (3,656,189)
                                ---------------- --------------- ---------------- ----------------- ---------------- ---------------

Net Increase (Decrease)                16,246         181,414          470,983        1,341,834          (123,486)         38,755
                                ================ =============== ================ ================= ================ ===============


                                         MidCap Growth                   Leveraged AllCap
                                -------------------------------- ----------------------------------
                                      2003             2002            2003              2002
                                      ----             ----            ----              ----
Units Issued                       10,439,870       18,113,899          81,334         115,090
Units Redeemed                    (10,301,185)     (18,138,735)        (62,649)       (144,944)
                                ---------------- --------------- ---------------- -----------------

Net Increase (Decrease)               138,685          (24,836)         18,685         (29,854)
                                ================ =============== ================ =================

                                                                           Dreyfus Series
                                              VIF                                                                  VIF
                                        Growth & Income                Socially Responsible                   Appreciation
                                -------------------------------- ---------------------------------- --------------------------------
                                      2003             2002            2003              2002             2003              2002
                                      ----             ----            ----              ----             ----              ----
Units Issued                           73,449         159,408           31,750          92,705             32,253         124,072
Units Redeemed                        (92,266)       (177,586)         (41,177)       (140,189)           (37,458)       (127,489)
                                ---------------- --------------- ---------------- ----------------- ---------------- ---------------

Net Increase (Decrease)               (18,817)        (18,178)          (9,427)        (47,484)            (5,205)         (3,417)
                                ================ =============== ================ ================= ================ ===============

                                                      Gartmore Morley Series
                                        GVIT Developing
                                          Markets II                  Variable Series Growth
                                -------------------------------- ----------------------------------
                                      2003             2002            2003              2002
                                      ----             ----            ----              ----
Units Issued                        6,466,343        6,967,500               -           7,070
Units Redeemed                     (6,448,748)      (6,975,056)              -         (49,076)
                                ---------------- --------------- ---------------- -----------------

Net Increase (Decrease)                17,595           (7,556)              -         (42,006)
                                ================ =============== ================ =================







                                 Canada Life of America Variable Annuity Account 1

                                     Notes to Financial Statements (unaudited)

                                                   June 30, 2003


5. Changes from Units Outstanding (continued)

                                                         Janus Aspen Series
                                    International Growth - I               Flexible Income
                                 -------------------------------- ----------------------------------
                                       2003             2002            2003              2002
                                       ----             ----            ----              ----
Units Issued                           779,211         889,246            1,106           285,965
Units Redeemed                        (833,656)       (853,664)               -          (303,000)
                                 ---------------- --------------- ----------------- ----------------

Net Increase (Decrease)                (54,445)         35,582            1,106           (17,035)
                                 ================ =============== ================= ================


                                                                         Goldman Sachs Series

                                  VIT CORE (SM)
                                       VIT Capital Growth                    U.S. Equity                    VIT Global Income
                                 -------------------------------- ---------------------------------- -------------------------------
                                       2003            2002             2003             2002              2003            2002
                                       ----            ----             ----             ----              ----            ----
Units Issued                            14,601          38,184           20,029          36,244                  -             57
Units Redeemed                         (14,257)        (20,928)         (20,600)        (42,389)                 -         (2,290)
                                 ---------------- --------------- ---------------- ----------------- ---------------- --------------

Net Increase (Decrease)                    344          17,256             (571)         (6,145)                 -         (2,233)
                                 ================ =============== ================ ================= ================ ==============


                                      VIT Growth and Income
                                 --------------------------------
                                       2003             2002
                                       ----             ----
Units Issued                            77,793          83,981
Units Redeemed                         (69,355)        (57,157)
                                 ---------------- ---------------

Net Increase (Decrease)                  8,438          26,824
                                 ================ ===============


                                                              ProFunds VP Series


                                              VP Money Market                                VP Bull Plus
                                -------------------------------------------- ---------------------------------------------
                                        2003                  2002                    2003                   2002
                                        ----                  ----                    ----                   ----
Units Issued                         6,059,406,536        12,167,345,816              17,356,997             42,627,729
Units Redeemed                      (6,061,956,787)      (12,171,010,357)            (17,682,402)           (42,340,049)
                                --------------------- ---------------------- ----------------------- ---------------------

Net Increase  (Decrease)                (2,550,251)           (3,664,541)               (325,405)               287,680
                                ===================== ====================== ======================= =====================









                                 Canada Life of America Variable Annuity Account 1

                                     Notes to Financial Statements (unaudited)

                                                   June 30, 2003


5. Changes from Units Outstanding (continued)

                                                        ProFunds VP Series (continued)


                                                VP UltraOTC                               VP UltraSmall-Cap
                                -------------------------------------------- ---------------------------------------------
                                        2003                  2002                    2003                   2002
                                        ----                  ----                    ----                   ----
Units Issued                           117,162,929          194,328,290                6,623,399             38,952,351
Units Redeemed                        (120,153,305)        (190,867,376)              (6,623,399)           (38,952,351)
                                --------------------- ---------------------- ----------------------- ---------------------

Net Increase (Decrease)                 (2,990,376)           3,460,914                        -                      -
                                ===================== ====================== ======================= =====================


                                                  VP Bear                                  VP Ultra Mid-Cap
                                -------------------------------------------- ---------------------------------------------
                                        2003                  2002                    2003                   2002
                                        ----                  ----                    ----                   ----
Units Issued                             4,937,289           29,674,052               14,624,279             59,407,937
Units Redeemed                          (4,937,289)         (29,674,052)             (15,037,436)           (58,994,780)
                                --------------------- ---------------------- ----------------------- ---------------------

Net Increase (Decrease)                          -                    -                 (413,157)               413,157
                                ===================== ====================== ======================= =====================


                                            VP Short Small-Cap                               VP Short OTC
                                -------------------------------------------- ---------------------------------------------
                                        2003                  2002                    2003                   2002
                                        ----                  ----                    ----                   ----
Units Issued                             4,274,918           3,584,853                 4,744,379              2,834,082
Units Redeemed                          (4,344,160)         (3,515,611)               (4,744,379)            (2,834,082)
                                --------------------- ---------------------- ----------------------- ---------------------

Net Increase (Decrease)                    (69,242)             69,242                         -                      -
                                ===================== ====================== ======================= =====================

                                              VP Real Estate                             VP US Gov. Plus Bond
                                -------------------------------------------- ---------------------------------------------
                                        2003                  2002                    2003                   2002
                                        ----                  ----                    ----                   ----
Units Issued                               250,311                   -                   115,815                      -
Units Redeemed                            (250,311)                  -                  (115,815)                     -
                                --------------------- ---------------------- ----------------------- ---------------------

Net Increase (Decrease)                          -                   -                         -                      -
                                ===================== ====================== ======================= =====================


                                       VP Rising Rates Opportunities
                                --------------------------------------------
                                        2003                  2002
                                        ----                  ----
Units Issued                                12,034                  -
Units Redeemed                             (12,034)                 -
                                -------------------- -----------------------

Net Increase (Decrease)                          -                  -
                                ==================== =======================




                                 Canada Life of America Variable Annuity Account 1

                                     Notes to Financial Statements (unaudited)

                                                   June 30, 2003


5. Changes from Units Outstanding (continued)

                                         Levco Series                                       Van Eck Series

                                         Equity Value                Worldwide Emerging Markets            Worldwide Real Estate
                                -------------------------------- ----------------------------------- -------------------------------
                                      2003            2002             2003              2002              2003             2002
                                      ----            ----             ----              ----              ----             ----
Units Issued                                -           1,907        120,297,316       131,211,580          36,895         113,635
Units Redeemed                           (908)              -         (121,813,887)  (129,631,443)         (31,022)       (111,484)
                                ---------------- --------------- ----------------- ----------------- ---------------- --------------

Net Increase (Decrease)                  (908)          1,907         (1,516,571)        1,580,137           5,873           2,151
                                ================ =============== ================= ================= ================ ==============


                                              Absolute Return                                 Hard Assets
                                -------------------------------------------- ----------------------------------------------
                                        2003                  2002                     2003                   2002
                                        ----                  ----                     ----                   ----
Units Issued                               126,765                     -                  39,162                       -
Units Redeemed                              (9,743)                    -                 (32,127)                      -
                                --------------------- ---------------------- ------------------------ ---------------------

Net Increase  (Decrease)                   117,022                     -                   7,035                       -
                                ===================== ====================== ======================== =====================




























                                 Canada Life of America Variable Annuity Account 1

                                     Notes to Financial Statements (unaudited)

                                                   June 30, 2003


6. Financial Highlights

A summary of units outstanding and unit values for variable annuity contracts, excluding expenses of the underlying sub-accounts, for the six months ended June
30, 2003 and, for each of the latest five years as of December 31, follows:


                                                                      Net Assets
                                 Units                                                   Total
                              Outstanding         Unit Value           (000s)           Return
                              -----------         ----------           ------           ------
Fidelity Series
VIP II Asset Manager
--------------------
2003~                            341,315         $    26.60         $   9,080             9.33%
2002                             374,626              24.34             9,119           -10.02%
2001                             436,056              27.05            11,796            -5.52%
2000                             558,147              28.63            15,982            -4.92%
1999                             394,418              30.11            11,875             9.57%
1998                             406,139              27.48            11,161            13.37%

VIP Growth
2003~                            208,913         $    44.95         $   9,390            12.68%
2002                             229,219              39.89             9,144           -31.07%
2001                             278,137              57.87            16,097           -18.85%
2000                             293,601              71.31            20,937           -12.22%
1999                             283,573              81.24            23,038            35.29%
1998                             255,922              60.05            15,367            37.48%

VIP High Income
2003~                            202,507         $    28.37         $   5,746            16.26%
2002                              89,291              24.41             2,180             2.01%
2001                             103,743              23.93             2,483           -12.86%
2000                             248,952              27.46             6,836           -23.57%
1999                             249,432              35.93             8,961             6.46%
1998                             243,672              33.75             8,225            -5.88%

VIP Overseas
2003~                            544,387         $    17.00         $   9,256             9.25%
2002                             153,690              15.57             2,393           -21.32%
2001                             170,739              19.79             3,380           -22.24%
2000                             228,037              25.45             5,804           -20.24%
1999                             156,021              31.91             4,979            40.63%
1998                             139,386              22.69             3,162            10.95%






                                 Canada Life of America Variable Annuity Account 1

                                     Notes to Financial Statements (unaudited)

                                                   June 30, 2003


6. Financial Highlights (continued)


                                                                      Net Assets
                                 Units                                                  Total
                              Outstanding         Unit Value           (000s)           Return
Fidelity Series (continued)
VIP Index 500
2003~                             77,835        $    121.53         $   9,459            10.90%
2002                              80,268             109.59             8,797           -23.30%
2001                              93,171             142.88            13,313           -13.35%
2000                              84,418             164.89            13,920           -10.53%
1999                             103,095             184.29            19,000            18.81%
1998                              93,430             155.11            14,492            26.60%

VIP II Contrafund
2003~                            207,364         $       24.63      $   5,107             8.89%
2002                             223,873               22.62            5,064           -10.59%
2001                             231,866               25.30            5,866           -13.45%
2000                             292,265               29.23            8,542            -7.76%
1999                              98,309               31.69            3,115            22.64%
1998*                             42,453               25.84            1,097            13.63%

VIP III Growth Opportunities
2003~                             41,334         $     14.72       $      608            12.20%
2002                              43,254               13.12              567           -22.91%
2001                              68,519               17.02            1,166           -15.62%
2000                              58,143               20.17            1,173           -18.24%
1999                              72,070               24.67            1,778             2.79%
1998*                             47,162               24.00            1,132            12.89%

VIP Money Market
2003~                          6,080,118         $     14.56         $ 88,552             -0.14%
2002                           5,978,555               14.59           87,216             0.21%
2001                           2,281,612               14.56           33,219             2.82%
2000                           3,209,654               14.16           45,461             4.35%
1999                           1,294,352               13.57           17,558             3.19%
1998                             998,986               13.15           13,138             3.30%

VIP II Investment Grade Bond
2003~                            358,841         $     22.41        $   8,043             4.04%
2002                             366,407               21.55            7,898             8.84%
2001                             296,387               19.80            5,869             6.85%
2000                             233,965               18.53            4,335            10.36%
1999                             276,642               16.79            4,645            -5.09%
1998                             318,852               17.69            5,641             7.28%


                                 Canada Life of America Variable Annuity Account 1

                                     Notes to Financial Statements (unaudited)

                                                   June 30, 2003


6. Financial Highlights (continued)


                                                                      Net Assets
                                  Units                                                  Total
                                Outstanding       Unit Value           (000s)           Return
-                               -----------       ----------           ------           ------
Seligman Series
Communications and  Information
-------------------------------
2003~                              536,854       $    22.93         $ 12,313             22.74%
2002                               561,631            18.69            10,495           -36.92%
2001                               684,153            29.63            20,273             3.86%
2000                               740,560            28.53            21,131           -37.09%
1999                               626,848            45.35            28,426            83.23%
1998                               586,602            24.75            14,516            34.58%

Frontier
2003~                               73,133       $    13.58         $      993           13.64%
2002                                86,811            11.95             1,038           -27.53%
2001                               110,107            16.49             1,816            -8.64%
2000                               125,787            18.05             2,270           -16.97%
1999                               125,886            21.74             2,737            15.03%
1998                               196,854            18.90             3,721            -2.88%

Global Technology
2003~                                5,174       $    11.87        $       61            10.93%
2002                                 4,594            10.70                49           -32.70%
2001*                                4,767            15.90                76           59.00%

Small-Cap Value
2003~                              266,888       $    12.74         $   3,401            18.27%
2002                               250,642            10.78             2,703           -16.76%
2001*                               69,228            12.95               896            29.50%








                                 Canada Life of America Variable Annuity Account 1

                                     Notes to Financial Statements (unaudited)

                                                   June 30, 2003


6. Financial Highlights (continued)


                                                                      Net Assets
                                 Units                                                  Total
                              Outstanding         Unit Value           (000s)           Return
-                             -----------         ----------           ------           ------
Alger American Series
Small Capitalization
--------------------
2003~                          1,849,704         $    30.15        $  55,772             14.63%
2002                           1,378,721              26.31            36,278           -27.52%
2001                              36,887              36.30             1,339           -30.49%
2000                              44,357              52.22             2,316           -28.12%
1999                              54,574              72.65             3,965            41.51%
1998                              61,619              51.34             3,164            13.76%

Growth
2003~                            110,644         $    46.97         $   5,197            16.09%
2002                             234,130              40.46             9,473           -33.94%
2001                             195,375              61.25            11,966           -13.07%
2000                             177,499              70.46            12,506           -15.93%
1999                             271,161              83.81            22,725            31.69%
1998                             107,039              63.64             6,812            46.13%

MidCap Growth
2003~                            365,673         $    33.52        $  12,258             21.98%
2002                             226,988              27.48             6,239           -30.52%
2001                             251,824              39.55             9,960            -7.87%
2000                             232,672              42.93             9,988             7.89%
1999                              72,814              39.79             2,897            30.03%
1998                              80,616              30.60             2,467            28.46%

Leveraged AllCap
2003~                            187,646         $    29.40         $   5,517            19.66%
2002                             168,961              24.57             4,152           -34.84%
2001                             198,815              37.71             7,496           -17.10%
2000                             279,767              45.49            12,726           -25.88%
1999                             193,912              61.37            11,899            75.54%
1998                              55,493              34.96             1,940            55.65%





                                 Canada Life of America Variable Annuity Account 1

                                     Notes to Financial Statements (unaudited)

                                                   June 30, 2003


6. Financial Highlights (continued)


                                                                      Net Assets
                                 Units                                                   Total
                              Outstanding         Unit Value           (000s)           Return

Dreyfus Series
VIF Growth and Income
2003~                            155,206         $    23.48         $   3,645             9.92%
2002                             174,023              21.37             3,718           -26.34%
2001                             192,201              29.01             5,575            -7.17%
2000                             190,873              31.25             5,964            -5.04%
1999                             225,390              32.91             7,418            15.27%
1998                             236,012              28.55             6,738            10.23%

Socially Responsible
2003~                             93,313         $    22.66         $   2,114             9.57%
2002                             102,740              20.68             2,125           -29.92%
2001                             150,224              29.51             4,433           -23.65%
2000                             225,431              38.65             8,713           -12.28%
1999                             183,710              44.06             8,094            28.27%
1998                             135,648              34.35             4,659            27.55%

VIF Appreciation
2003~                             67,225         $    30.31         $   2,038             7.86%
2002                              72,430              28.11             2,036           -17.86%
2001                              75,847              34.22             2,595           -10.58%
2000                              76,238              38.27             2,918            -2.07%
1999                              85,629              39.08             3,346             9.84%
1998*                             60,557              35.58             2,155            11.01%










                                 Canada Life of America Variable Annuity Account 1

                                     Notes to Financial Statements (unaudited)

                                                   June 30, 2003


6. Financial Highlights (continued)


                                                                      Net Assets
                                 Units                                                   Total
                              Outstanding         Unit Value           (000s)           Return
Gartmore Morley Series
GVIT Developing Markets II
2003~                           168,418        $       6.74        $      1,134          13.09%
2002                            150,823                5.96                 899         -11.04%
2001                            158,379                6.70               1,060          -8.22%
2000                            194,265                7.30               1,417         -29.54%
1999                            144,156               10.36               1,493          62.64%
1998                            222,257                6.37               1,416         -38.39%

Variable Series Growth
2003~                                 -        $                   $             -        N/A
                                               -
2002                                  -                   -                   -           N/A
2001                             42,006               13.64                 573         -21.79%
2000                             59,139               17.44               1,031         -10.29%
1999                             48,815               19.44                 949          19.19%
1998                             73,204               16.31               1,194           1.49%

Janus Aspen Series
International Growth - I
2003~                            82,801        $       7.56       $         626         -2.70%
2002                            137,246                7.78               1,067         -22.36%
2001                            101,664               10.02               1,019         -21.41%
2000                            130,198               12.75               1,660         -11.46%
1999                            137,058               14.40               1,973          29.50%
1998                            226,339               11.12               2,517          14.52%

Flexible Income
2003~                             1,106        $      14.41      $           16         112.85%
2002                            176,403                6.77               1,194         -49.93%
2001                            193,438               13.52               2,615         -34.40%
2000                            135,763               20.61               2,799          -7.87%
1999                             61,424               22.37               1,374          88.94%
1998*                            26,373               11.84                 312         -11.97%











                                 Canada Life of America Variable Annuity Account 1

                                     Notes to Financial Statements (unaudited)

                                                   June 30, 2003


6. Financial Highlights (continued)


                                                                      Net Assets
                                 Units                                                    Total
                              Outstanding         Unit Value           (000s)            Return
-                             -----------         ----------           ------            ------
Goldman Sachs Series
VIT Capital Growth
------------------
2003~                             33,892         $    8.77       $         297             9.08%
2002                              33,548              8.04                 270           -25.42%
2001*                             16,292             10.78                 176           -11.86%

VIT CORE (SM)  U.S. Equity
2003~                              9,907         $    9.12      $           90            10.27%
2002                              10,478              8.28                  87           -22.98%
2001*                             16,623             10.75                 179           -13.17%

VIT Global Income
2003~                                  -       $              -    $            -            N/A
2002                                   -                       -                 -           N/A
2001*                              2,233             11.59                  26            -2.03%

VIT Growth and Income
2003~                             42,427        $     8.54        $        362             7.42%
2002                              33,989              7.95                 270           -12.54%
2001*                              7,165              9.09                  65           -18.26%








                                 Canada Life of America Variable Annuity Account 1

                                     Notes to Financial Statements (unaudited)

                                                   June 30, 2003


6. Financial Highlights (continued)

                                                                      Net Assets
                                 Units                                                    Total
                               Outstanding        Unit Value           (000s)            Return

ProFunds VP Series
VP Money Market
2003~                         54,859,934       $             .98   $    53,779            -1.01%
2002                          57,410,185                 .99            56,620            -1.00%
2001*                         61,074,726                1.00            60,956             0.00%

VP Bull Plus
2003~                             93,112       $        16.63      $      1,548           17.86%
2002                             418,517               14.11             5,907           -37.01%
2001*                            130,837               22.40             2,931             0.04%

VP UtlraOTC
2003~                            638,515       $          2.50     $      1,596           40.45%
2002                           3,628,891                1.78             6,463           -69.42%
2001*                            167,977                5.82               977             5.24%

VP UltraSmall-Cap
2003~                                  -       $                   $                      N/A
                                                       -                    -
2002                                   -                   -                 -            N/A
2001*                                  -                   -                 -            N/A

VP Bear
2003~                                  -       $                   $                      N/A
                                                       -                    -
2002                                   -                   -                 -            N/A
2001*                                  -                   -                 -            N/A

VP Real Estate
2003~                                  -       $                   $             -              N/A
                                                       -

VP Gov. Plus Bond
2003~                                  -       $                   $             -              N/A
                                                       -

VP UltraMid-Cap
2003~                                  -       $                   $             -              N/A
                                                       -
2002*                            413,157                5.72             2,363           -42.80%

VP ShortSmall-Cap
2003~                                  -       $                   $             -              N/A
                                                       -
2002*                             69,242               28.61             1,981            -2.22%




                                 Canada Life of America Variable Annuity Account 1

                                     Notes to Financial Statements (unaudited)

                                                   June 30, 2003


6. Financial Highlights (continued)


                                                                      Net Assets
                                 Units                                                   Total
                               Outstanding        Unit Value           (000s)            Return
ProFunds VP Series (continued)
VP Short OTC
2003~                                   -      $                   $             -             N/A
                                                       -
2002*                                   -                  -                 -            N/A

Levco Series
Equity Value
2003~                                999       $         10.94     $    10,929            10.62%
2002*                              1,907                9.89                19           -26.41%

Van Eck Series
Worldwide Emerging Markets
2003~                             63,566       $           8.06    $         512           9.66%
2002*                          1,580,137                7.35            11,613           -11.55%

Worldwide Real Estate
2003~                              8,024       $         12.22     $           98          6.35%
2002*                              2,151               11.49                25           -13.67%

Absolute Return
2003~                            117,022       $           9.99    $      1,169           -0.10%

Hard Assets
2003~                                7,035     $          12.51    $           88         25.10%



* The initial investment in this sub-account occurred during this period. Results are not annualized. ~Total return for period ended June 30, 2003 is based on operations for the period shown and, accordingly, is not representative of a full year.











                Canada Life of America Variable Annuity Account 1

                    Notes to Financial Statements (unaudited)

                                  June 30, 2003



7. Subsequent Events

On July 10, 2003, Great-West Life Co, Inc. completed its acquisition of CLICA's ultimate parent, Canada Life Financial Corporation. As of July 10, 2003, Great-West Life Co, Inc. will provide, with respect to Canada Life's U.S. operations, certain corporate services, and operational administrative services with respect to CLICA's individual life and annuity business.

PART C                                           OTHER INFORMATION

Item 24.   Financial Statements and Exhibits

(a)  Financial Statements


    The unaudited financial statements as of June 30, 2003 for the separate account are included in Part B of this registration statement. The statutory balance sheets as of December 31, 2002 and 2001, and the related statements of operations, capital and surplus, and cash flows for each of the two years in the period ended December 31, 2002, for Canada Life Insurance Company of America and audited financial statements as of December 31, 2002, for the separate account are incorporated by reference to Registrant's Post-Effective Amendment No. 2 filed April 30, 2003, File No. 333-66564.


(b)       Exhibits

(1) Resolution of the Board of Directors of Canada Life Insurance Company of America (CLICA) authorizing establishment of the Variable Account1

(2)       Not applicable.

(3)       (a) (i) Form of Distribution Agreement1

          (b)    (i)     Form of Selling Agreement1
                 (ii)    Amendment to Form of Selling Agreement2
                 (iii)   Amendment to Form of Selling Agreement10


(4)       (a) Form of Varifund Plus Annuity Policy7
          (b) Individual Retirement Annuity, Roth Individual Retirement Annuity and Simple Individual Retirement Annuity
                 Riders2
          (c) Tax Shelter Annuity Rider9
          (d) Alternative Annuity Options Rider9
          (e) Modification Provision Rider9
          (f) Not Transferable Rider9
          (g) Qualified Plan9
          (h) Form of Varifund Plus Annuity Policy9

(5)       Form of Application9

(6)      (a) Certificate of Incorporation of CLICA1
         (b) By-Laws of CLICA1

(7)      Not applicable

(8) (a) Participation Agreement Between Dreyfus Corporation and Canada Life Insurance Company of America1

        (b) Participation Agreement Between Montgomery Funds III, Montgomery Asset Management, L.P. and Canada Life Insurance Company of America1

        (c) Participation Agreement Between Fred Alger and Company, Inc. and Canada Life Insurance Company of America1

        (d) Participation Agreement Among Variable Insurance Products Fund, Fidelity Distributors Corporation and Canada Life Insurance Company of America2

        (e) Participation Agreement Among Berger Institutional Products
        Trust, BBOI Worldwide LLC and Canada Life Insurance Company of America1

        (f) Participation Agreement Among Variable Insurance Products Fund II, Fidelity Distributors Corporation and Canada Life Insurance Company of America2

        (g) Participation Agreement Among Variable Insurance Products Fund
        III, Fidelity Distributors Corporation and Canada Life Insurance Company of America2

        (h) Participation Agreement Among Berger Institutional Products Trust, Berger Associates, Inc. and Canada Life Insurance Company of America2

        (i) Participation Agreement Between Canada Life Insurance Company of America and Dreyfus Socially Responsible Growth Fund2

        (j) Participation Agreement Between Canada Life Insurance Company of America and Dreyfus Variable Investment Fund2 (k) Amendment to Participation Agreement Among Variable Insurance Products Fund, Fidelity Distributors Corporation and Canada Life Insurance Company of America2

        (l) Amendment to Participation Agreement Among Variable Insurance Products Fund II, Fidelity Distributors Corporation and Canada Life Insurance Company of America2

        (m) Amendment to Participation Agreement By and Among Canada Life Insurance Company of America and Montgomery Funds III and Montgomery Asset Management, L.P. 2

        (n) Service Agreement1

        (o) Form of Participation Agreement By and Between Canada Life Insurance Company of America and Goldman Sachs4 (p) Amendment to Participation Agreement Among Variable Insurance Products Fund, Fidelity Distributors Corporation and Canada Life Insurance Company of America5

        (q) Amendment to Participation Agreement Among Variable Insurance Products Fund II, Fidelity Distributors Corporation and Canada Life Insurance Company of America5

        (r) Amendment to Participation Agreement Among Variable Insurance Products Fund III, Fidelity Distributors Corporation and Canada Life Insurance Company of America5

        (s) Participation Agreement Among Berger Institutional Products Trust, Berger Associates, Inc. and Canada Life Insurance Company of America5

        (t) Amendment to Buy-Sell Agreement Among Seligman Portfolio, Inc.,
        J. & W. Seligman & Co. Incorporated and Canada Life Insurance Company of America 6

        (u) Form of Shareholder Servicing Agreement By and Between Seligman Advisors, Inc. and Canada Life Insurance Company of America 6

        (v) Form of Buy-Sell Agreement Among Canada Life Insurance Company of America, Seligman Portfolios, Inc. and J. & W. Seligman & Co. Incorporated8

        (w) Amendments to Participation Agreements to add Varifund Plus(R)9

        (x) Participation Agreement between Janus Aspen Series (Institutional shares) and Canada Life Insurance Company of America11

        (y) Participation Agreement between Janus Aspen Series (Service Shares) and Canada Life Insurance Company of America11

        (z) Participation Agreement among Seligman Portfolios, Inc., Seligman Advisors, Inc. and Canada Life Insurance Company of America11

        (aa) Participation Agreement Among Van Eck Worldwide Insurance Trust, Van Eck Securities Corporation, Van Eck Associates Corporation, Levco Series Trust, Levco Securities Inc., John A. Levin & Co., Inc. and Canada Life Insurance Company of America11

        (bb) Amendment to Participation Agreement Among Van Eck Worldwide Insurance Trust, Van Eck Securities Corporation, Van Eck Associates Corporation, Levco Series Trust, Levco Securities Inc., John A. Levin & Co., Inc. and Canada Life Insurance Company of America11

        (cc) Supplement to May 1, 2003 prospectus11


(9) Opinion and Consent of Counsel1


(10)      (a) Consent of Independent Counsel 12
          (b) Consent of Independent Auditors 12


(11)      No items are omitted from Item 23.

(12)      Not applicable

(13)      Sample Performance Data Calculation9


(14) (a) Powers of Attorney for James Balog, J.W. Burns, Orest T. Dackow, Andre Desmarais, Paul Desmarais, Jr., Robert Gratton, K.P. Kavanagh, William Mackness, Jerry E.A. Nickerson, Michel Plessis-Belair, Brian
          E. Walsh, and Stephen H. Zimmerman 12



     1   Incorporated   herein  by   reference   to  exhibits   filed  with  the
Post-Effective Amendment No. 13 to this Registration Statement on Form N-4 (File No. 33-28889), filed on April 29, 1997.

     2 Incorporated herein by reference to Post-Effective Amendment No. 14 to this Registration Statement on Form N-4 (File No. 33-28889), filed on April 30, 1998.

     3 Incorporated herein by reference to Post-Effective Amendment No. 11 to this Registration Statement on Form N-4 (File No. 33-55890), filed on February 12, 1999.

     4 Incorporated herein by reference to Post-Effective Amendment No. 15 to this Registration Statement on Form N-4 (File No. 33-28889), filed on April 30, 1999.

     5 Incorporated herein by reference to Post-Effective Amendment No. 16 to this Registration Statement on Form N-4 (File No. 33-28889), Filed on April 28, 2000.

     6 Incorporated herein by reference to Post-Effective Amendment No. 17 to this Registration Statement on Form N-4 (File No. 33-28889), Filed on April 30, 2001.

     7 Incorporated herein by reference to Initial Registration Statement on Form N-4 (File Nos. 333-66564; 811-5817), Filed on August 2, 2001.

     8 Incorporated herein by reference to Post-Effective Amendment No. 18 to Registration Statement on Form N-4 (File Nos. 33-28889; 811-5817), Filed on October 23, 2001.

     9 Incorporated herein by reference to Pre-Effective Amendment No. 1 to Registration Statement on Form N-4/A (File No. 333-66564), Filed on November 20, 2001.

     10 Incorporated herein by reference to Post-Effective Amendment No. 1 to Registration Statement on Form N-4 (File No. 333-66564), Filed on April 28, 2002.


     11 Incorporated by reference to Post Effective Amendment No. 2 to this Registration Statement on Form N-4 (File No. 33-66564), Filed April 30, 2003.

     12 Filed herewith.




Item 25.  Directors and Officers of the Depositor



                        Principal Business Address            Position and Offices
Name                    with Depositor

James Balog             2205 North Southwinds Boulevard,                Director
                        Apt. 307
                        Vero Beach, Florida  32963

James W. Burns, O.C.            (6)                                     Director

Orest T. Dackow                 (2)                                     Director

Andre Desmarais                 (3)                                     Director

Paul Desmarais, Jr.             (3)                                     Director

Robert Gratton                  (4)                                     Chairman

Kevin P. Kavanagh, C. M.        (1)                                     Director

William Mackness        696 Whitehaven Crescent                         Director
                        London, Ontario N6G 4V4

William T. McCallum             (2)                                     Director, President and
                                                                        Chief Executive Officer

Jerry E.A. Nickerson    H.B. Nickerson & Sons Limited                   Director
                        P.O. Box 130
                        255 Commercial Street
                        North Sydney, Nova Scotia  B2A 3M2

Michel Plessis-Belair, F.C.A.   (3)                                     Director

Brian E. Walsh          QVan Capital, LLC                               Director
                        1 Dock Street, 4th Floor
                        Stamford, Connecticut  06902

S. H. Zimmerman         124 West Allegan                                Director
                        Suite 800
                        Lansing, Michigan 48933

R. E. Beettam                   (7)                                     Senior Vice President,
                                                                        Group

S. Mark Corbett                 (2)                                     Senior Vice President,
                                                                        Investments

Mitchell T.G. Graye             (2)                                     Executive Vice President,
                                                                        Chief Financial Officer

Wayne Hoffmann                  (2)                                     Senior Vice President,
                                                                        Investments

D. Craig Lennox                 (5)                                     Senior Vice President,
                                                                        General  Counsel and
                                                                        Secretary

Robert K. Shaw                  (2)                                     Senior Vice President,
                                                                        Individual and Wealth

Douglas L. Wooden               (2)                                     Executive Vice President,
                                                                        Individual and Wealth





        (1) 100 Osborne Street North, Winnipeg, Manitoba, Canada R3C 3A5.
        (2) 8515 East Orchard Road, Greenwood Village, Colorado 80111.
        (3) Power Corporation of Canada, 751 Victoria Square, Montreal, Quebec, Canada H2Y 2J3.
        (4) Power Financial Corporation, 751 Victoria Square, Montreal,
            Quebec, Canada H2Y 2J3.
        (5) 8525 East Orchard Road, Greenwood Village, Colorado 80111.
        (6) Power Corporation of Canada, 1 Lombard Place, 26th Floor, Winnipeg, Manitoba, Canada R3B 0X5.
        (7) 6201 Powers Ferry Road, Atlanta, Georgia 30339.

Item 26. Persons Controlled by or Under Common Control With the Depositor or Registrant



         (State/Country of Organization) - Nature of Business

Power Corporation of Canada (Canada) - Holding and Management Company
  100.0%  - 2795957 Canada Inc. (Canada) - Holding Company
    100.0%  - 171263 Canada Inc. (Canada) - Holding Company
       67.4%  - Power Financial Corporation (Canada) - Holding Company
         81.03%  - Great-West Lifeco Inc. (Canada) - Holding Company
            100.0% - The Great-West Life Assurance Company (Canada) - Life and Health Insurance Company
                100.0% - The Canada Life Financial Corporation (Canada) - Holding Company
                    100.0% - The Canada Life Assurance Company (Canada) - Life
                  and Health Insurance Company 100.0% - Canada Life Insurance
                  Company of New York (New York ) - Life and Health Insurance
                  Company 100.0% - Canada Life Insurance Company of America
                  (Michigan) - Life and Health Insurance Company
                       100.0% - Canada Life of America Financial Services, Inc. (Georgia) - Broker/Dealer
                  100.0% - Adason Properties Limited (Canada) - Property Management
                           100.0% - Adason Realty Ltd. (Canada) - Realtor
                  100.0% - Canada Life Mortgage Services Ltd. ( Canada) - Mortgage Portfolios
                  100.0% - CLASSCO Benefit Services Limited (Canada) - Administrative Services
                           50.0% - Canada Worksite Marketing Group, Inc. (Canada) - Managing General Agent
                   50.0% - Canada Worksite Marketing Group, Inc. (Canada) - Managing General Agent
                  100.0% - Canada Life Capital Corporation, Inc. (Canada) - External Sources of Capital
                           100.0% - 4073649 Canada Inc. (Canada) - Holding Company
                                100.0% - Canada Life Finance (U.K.) Limited (England) - Finance Company
                                 100.0% - CLH International Capital Management Hungary Limited Liability Company
                                          (Hungary)- Offshore Financial Company - Inter-Company Funding Only
                           100.0% - Canada Life International Holdings LTD (Canada) - Holding Company
                                100.0% - The Canada Life Group (U.K.) Limited (England) - Holding Company
                                    100.0% - Canada Life Limited (England) - Life and Health Insurance
                                         100.0% - Canada Life (U.K.) Limited - (England) - Holding Company
                                            100.0% - Albany Life Assurance Company Limited (England) - Unit Life and
                                                     Pension Insurance
                                            100.0% - Canada Life Management (U.K.) Limited (England) - Unit Trust Sales
                                                     & Management
                                            100.0% - Canada Life Group Services (U.K.) Limited (England) -
                                                     Administrative Services
                                            100.0% - Canada Life Services (U.K.) Limited (England) - Administrative
                                                     Services
                                            100.0% - Canada Life International Limited (England) - Unit Investment
                                                     Products
                                            100.0% - Canada Life Fund Managers (U.K.) Limited (England) - Fund
                                                     Manager
                                            100.0% - Canada Life Pension Managers & Trustees Limited (England) -
                                                     Trustee Services
                                            100.0% - Canada Life Holdings (U.K.) Limited (England) - Holding Company
                                         100.0% - Canada Life Irish Operations Limited (England) - Life and Health Insurance
                                            100.0% - Canada Life Ireland Holdings Limited (England) - Holding Company
                                    100.0% - CLFIS (U.K.) Limited (England) - Service Company
                                    100.0% - Copia Investors Limited (England) - Asset Management
                                    100.0% - Copia Property Limited (England) - Property Managers
                                    100.0% - Canada Life Trustee Services (U.K.) Limited (England) - Trustee Services
                                100.0% - Canada Life Insurance Company of Puerto Rico, Inc. (Puerto Rico) - Life and
                                         Disability Insurer and Reinsurer
                                100.0% - Canada Life International RE LTD. (Canada) - Reinsurance Company
                                    100.0% - Canada Life Reinsurance International LTD (Canada) - Trading Reinsurance
                                            Company
                                    100.0% - Canada Life Reinsurance LTD. (Canada ) - Reinsurance
                                100.0% - Canada Life Irish Holding Company Limited (Ireland) - Holding Company
                                    100.0% - Canada Life Management Services Limited (Ireland) - Management Services
                                    100.0% - Canada Life Assurance Europe Limited (Ireland) - Life Assurance and
                                             Pension
                                    100.0% - Setanta Asset Management Limited (Ireland) - Asset Management
                                    100.0% - The Canada Life Assurance Company of Ireland Limited (Rep. of Ireland) - Life
                                             and Health Insurance
                                    100.0% - CLAI Limited (Rep. of Ireland) - Holding Service, Management and Investment
                                             Company
                                    100.0% - Canada Life Assurance (Ireland) Limited (Rep. of Ireland) - Life Insurance,
                                             Pension and Annuity
                                        100.0% - F.S.D. Investments Limited (Rep. of Ireland) - Unit Fund Sales &
                                                 Management
                                        100.0% - Canada Life Pension & Annuities (Ireland) Limited) - Life Assurance
                  100.0% - Canada Life Trust Company (Canada ) - Trust Company
                  100.0% - Canada Life Securities, Inc. (Canada) - Securities Dealer
                  100.0% - 587443 Ontario, Inc. (Canada) - Holding Company
                           100.0% - Canada Life Securing Corporation Inc. (Canada) - Holding Company
                    98.0% - Kanetix Ltd. (Canada) - Distribution Services
                           99.99% - KTX Insurance Solutions LTD (Canada) - Service Company
                           99.99% - KTX Financial LTD (Canada) - Finance Company
                  100.0% - Canada Life Brasil Ltda. (Brazil) - Distribution Services)
                           100.0% - Canada Life Previdencia E Segures S.A. (Brazil) - Distribution Services
                            99.99% - Canada Life Administradora De Beneficios Ltda. (Brazil) - Administration Services
                  100.0% - Canada Life Financial Distribution Services Inc. (Canada) - Distribution Services
                  100.0% - Canada Life Capital Trust (Canada) - Acquire and Hold Trust Assets
                  100.0% - The Canada Life Assurance Company of Canada (Canada) - Reinsurer
                  100.0% - CL Capital Management (Canada), Inc. (Canada) - Mutual Fund Management Company

            100.0% - GWL&A Financial (Canada) Inc. (Canada) - Holding Company
              100.0% - GWL&A Financial (Nova Scotia) Co. (Canada) - Holding Company
                100.0% - GWL&A Financial Inc. (Delaware) - Holding Company
                  100.0% - Great-West Life & Annuity Capital I (Delaware) - Business Trust
                  100.0% - Great-West Life & Annuity Insurance Company (Colorado) - Life and Health Insurance Company
                     100.0% - First Great-West Life & Annuity Insurance Company (New York) - Life and Health Insurance Company
                     100.0% - Advised Assets Group, LLC (Colorado) - Investment Adviser
                     100.0% - Alta Health & Life Insurance Company (Indiana) - Life and Health Insurance Company
                        100.0%  - Alta Agency, Inc. (New York) - Insurance Agency
                     100.0%  - BenefitsCorp, Inc. (Delaware) - Insurance Agency
                        100.0% - GWFS Equities, Inc. (Delaware) - Securities Broker/Dealer
                        100.0% - BCC Corp of Wyoming, Inc. (Wyoming) - Insurance Agency
                     100.0% - National Plan Coordinators of Delaware, Inc. (Delaware) - Third Party Administrator
                        100.0% - NPC Securities, Inc. (California) - Securities Broker/Dealer
                        100.0% - National Plan Coordinators of Washington, Inc. (Washington) - Third Party Administrator
                        100.0% - P.C. Enrollment Services & Insurance Brokerage, Inc. (Massachusetts) -
                                 Insurance Agency
                     100.0%  - One Benefits, Inc. (Colorado) - Holding Company
                        100.0% - One Health Plan of Alaska, Inc. (Alaska) - Preferred Provider Organization
                        100.0% - One Health Plan of Arizona, Inc. (Arizona) - Health Maintenance Organization
                        100.0% - One of Arizona, Inc. (Arizona) - Preferred Provider Organization
                        100.0% - One Health Plan of California, Inc. (California)- Health Maintenance Organization
                        100.0% - One Health Plan of Colorado, Inc. (Colorado)- Health Maintenance Organization
                        100.0% - One Health Plan of Florida, Inc. (Florida) - Health Maintenance Organization
                        100.0% - One Health Plan of Georgia, Inc. (Georgia) - Health Maintenance Organization
                        100.0% - One Health Plan of Illinois, Inc. (Illinois) - Health Maintenance Organization
                        100.0% - One Health Plan of Indiana, Inc. (Indiana) - Health Maintenance Organization
                        100.0% - One Health Plan of Kansas/Missouri, Inc. (Kansas) - Health Maintenance Organization
                        100.0% - One Health Plan of Maine, Inc. (Maine) - Preferred Provider Organization
                        100.0% - One Health Plan of Massachusetts, Inc. (Massachusetts) - Health Maintenance Organization
                        100.0% - One Health Plan of Michigan, Inc. (Michigan) - Preferred Provider Organization
                        100.0% - One Health Plan of Minnesota, Inc. (Minnesota) - Preferred Provider Organization
                        100.0% - One Health Plan of Nevada, Inc. (Nevada) - Preferred Provider Organization
                        100.0% - One Health Plan of New Hampshire, Inc. (New Hampshire) - Preferred Provider Organization
                        100.0% - One Health Plan of New Jersey, Inc. (New Jersey) - Health Maintenance Organization
                        100.0% - One Health Plan of New York, Inc. (New York) - Preferred Provider Organization
                        100.0% - One Health Plan of North Carolina, Inc. (North Carolina) - Health Maintenance Organization
                        100.0% - One Health Plan of Ohio, Inc. (Ohio) - Health Maintenance Organization
                        100.0% - One Health Plan of Oregon, Inc. (Oregon) - Health Maintenance Organization
                        100.0% - One Health Plan of Pennsylvania, Inc. (Pennsylvania) - Health Maintenance Organization
                        100.0% - One Health Plan of South Carolina, Inc. (South Carolina) - Preferred Provider Organization
                        100.0% - One Health Plan of Tennessee, Inc. (Tennessee) - Health Maintenance Organization
                        100.0% - One Health Plan of Texas, Inc. (Texas) - Health Maintenance Organization
                        100.0% - One Health Plan, Inc. (Vermont) - Preferred Provider Organization
                        100.0% - One Health Plan of Virginia, Inc. (Virginia) - Preferred Provider Organization
                        100.0% - One Health Plan of Washington, Inc. (Washington) - Health Maintenance Organization
                        100.0% - One Health Plan of Wisconsin, Inc. (Wisconsin) - Preferred Provider Organization
                        100.0% - One Health Plan of Wyoming, Inc. (Wyoming) - Preferred Provider Organization
                        100.0% - One Orchard Equities, Inc. (Colorado) - Securities Broker/Dealer
                     100.0%  - Financial Administrative Services Corporation (Colorado) - Third Party Administrator
                     100.0%  - GWL Properties, Inc. (Colorado) - Real Property Corporation
                        50.0%  - Westkin Properties Ltd. (California) - Real Property Corporation
                     100.0%  - Great-West Benefit Services, Inc.(Delaware) - Leasing Company
                      92.1%  - Maxim Series Fund, Inc. (Maryland) - Investment Company
                     100.0%  - GW Capital Management, LLC (Colorado) - Investment Adviser
                        100.0%  - Orchard Capital Management, LLC (Colorado) - Investment Adviser
                        100.0%  - Greenwood Investments, LLC (Colorado) - Securities Broker/Dealer
                      86.8%  - Orchard Series Fund (Delaware) - Investment Company
                     100.0%  - Orchard Trust Company (Colorado) - Trust Company



Item 27.  Number of Policy Owners


As of September 30, 2003, there were 3 owners of Nonqualified Varifund Plus Policies and 7 owners of Qualified Varifund Plus Policies.


Item 28.  Indemnification

Canada Life Insurance Company of America's By-Laws provide in Article II,
Section 10 as follows:

In addition to any indemnification to which a person may be entitled to under common law or otherwise, each person who is or was a director, an officer, or an employee of this Corporation, or is or was serving at the request of the Corporation as a director, an officer, a partner, a trustee, or an employee of another foreign or domestic corporation, partnership, joint venture, trust, or other enterprises, whether profit or not, shall be indemnified by the Corporation to the fullest extent permitted by the laws of the State of Michigan as they may be in effect from time to time. This Corporation may purchase and maintain insurance on behalf of any such person against any liability asserted against and incurred by such person in any such capacity or arising out of his or her status as such, whether or not the corporation would have power to indemnify such person against such liability under the laws of the State of Michigan.

In addition, Sections 5241 and 5242 of the Michigan Insurance Code generally provides that a corporation has the power ( and in some instances the obligation) to indemnify a director, officer, employee or agent of the corporation, or a person serving at the request of the corporation as a director, officer, partner, trustee, employee or agent of another corporation or other entity (the "indemnities") against reasonably incurred expenses in a civil, administrative, criminal or investigative action, suit or proceeding if the indemnitee acted in good faith in a manner he or she reasonably believed to be in or not opposed to the best interests of the corporation or its shareholders or policyholders (or, in the case of a criminal action, if the indemnitee had no reasonable cause to believe his or her conduct was unlawful).

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the 1933 Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the questions whether such indemnification by it is against public policy as expressed in the 1933 Act and will be governed by the final adjudication of such issue.

Item 29.  Principal Underwriter

(a) Canada Life of America Financial Services, Inc. (CLAFS) is the principal underwriter of the Policies as defined in the Investment Company Act of 1940. CLAFS also acts as underwriter for Canada Life of America Variable Annuity Account 2, Canada Life of New York Variable Annuity Account 1, and Canada Life of New York Variable Annuity Account 2.

(b) The following table provides certain information with respect to each director and officer of CLAFS.



Name and Principal                  Positions and Offices
Business Address                    With Underwriter

Directors
C.P. Nelson
R.K. Shaw
G.R. McDonald

Officers
C.P. Nelson                         President
R.J. Laeyendecker                   Vice President
S.C. Gile                           Administrative Officer
G.R. Derback                        Treasurer
M.O. Brown                          Financial and Operations Principal
B.A. Byrne                          Secretary
T.L. Buckley                        Compliance Officer
M. Maiers                           Investments Compliance Officer.

The business address of all officers and directors is 8515 East Orchard Road, Greenwood Village, CO 80111.

  (c)

                                                                 Net
                        Name Of                             Underwriting
                       Principal                            Discounts And        Compensation        Brokerage
                      Underwriter                            Commissions         On Redemption      Commissions     Compensation
                      -----------                            -----------         -------------      -----------     ------------
     Canada Life of America Financial Services, Inc.          $3,997,612              $0                $0               $0


Item 30.  Location of Accounts and Records


All accounts and records required to be maintained by Section 31(a) of the 1940 Act and the rules under it are maintained by the registrant through Great-West Life & Annuity Insurance Company, 8515 East Orchard Road, Greenwood Village, Colorado 80111.


Item 31.  Management Services

All management contracts are discussed in Part A or Part B.

Item 32

Undertakings

(a) Registrant undertakes that it will file a post effective amendment to this registration statement as frequently as necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted.

(b) Registrant undertakes that it will include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or
     (2) a post card or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information.

(c) Registrant undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request to Canada Life Insurance Company of America at the address or phone number listed in the Prospectus.

(d) Depositor undertakes to preserve on behalf of itself and Registrant the books and records required to be preserved by such companies pursuant to Rule 31a-2 under the Investment Company Act of 1940 and to permit examination of such books and records at any time or from time to time during business hours by examiners or other representatives of the Securities and Exchange Commission, and to furnish to said Commission at its principal office in Washington, D.C., or at any regional office of said Commission specified in a demand made by or on behalf of said Commission for copies of books and records, true, correct, complete, and current copies of any or all, or any part, of such books and records.

(e) The Registrant is relying on a letter issued by the staff of the Securities and Exchange Commission to the American Council of Life Insurance on November 28, 1988 (Ref. No. IP-6-88) stating that it would not recommend to the Commission that enforcement action be taken under Section 22(e), 27(c)(1), or 27(d) of the Investment Company Act of 1940 if the Registrant, in effect, permits restrictions on cash distributions from elective contributions to the extent necessary to comply with Section 403(b)(11) of the Internal Revenue Code of 1986 in accordance with the following conditions:

     (1) include appropriate disclosure regarding the redemption restrictions imposed by Section 403(b)(11) in each registration statement, including the prospectus, used in connection with the offer of the policy;

     (2) include appropriate disclosure regarding the redemption restrictions imposed by Section 403(b)(11) in any sales literature used in connection with the offer of the policy;

     (3) instruct sales representatives who may solicit individuals to purchase the policies specifically to bring the redemption restrictions imposed by
     Section 403(b)(11) to the attention of such individuals;

     (4) obtain from each owner who purchases a Section 403(b) policy, prior to or at the time of such purchase, a signed statement acknowledging the owner's understanding of (i) the redemption restrictions imposed by Section 403(b)(11), and (ii) the investment alternatives available under the employer's Section 403(b) arrangement, to which the owner may elect to transfer his or her policy value.

     The Registrant is complying, and shall comply, with the provisions of paragraphs (1) - (4) above.

(f) Canada Life Insurance Company of America hereby represents that the fees and changes deducted under the Policy, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Canada Life Insurance Company of America.

STATEMENT PURSUANT TO RULE 6c-7

Canada Life Insurance Company of America and the Variable Account 1 rely on 17 C.F.R., Section 270.6c-7 and represent that the provisions of that Rule have been or will be complied with. Accordingly, Canada Life Insurance Company of America and the Variable Account 1 are exempt from the provisions of Section 22(e), 27(c)(1) and 27(d) of the Investment Company Act of 1940 with respect to any variable annuity contract participating in such account to the extent necessary to permit compliance with the Texas Optional Retirement Program.

                                   SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933, and has duly caused this Post-Effective Amendment No. 3 to be signed on its behalf by the undersigned, thereunto duly authorized, and its seal to be hereunto affixed and attested, all in the City of Greenwood Village, State of Colorado, on this 3rd day of November, 2003.

CANADA LIFE OF AMERICA
VARIABLE ANNUITY ACCOUNT 1

By:    /s/    William T. McCallum
       William T. McCallum, President
       and Chief Executive Officer of
       Canada Life Insurance Company of America

CANADA LIFE INSURANCE
COMPANY OF AMERICA

By:    /s/    William T. McCallum
       William T. McCallum, President
       and Chief Executive Officer

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 3 to the Registration Statement has been signed by the following persons in the capacities indicated on the date(s) set forth below.

Signature and Title                                                             Date

/s/    Robert Gratton*                                                          November 3, 2003
Director and Chairman of the Board,
Robert Gratton

/s/    William T. McCallum                                                      November 3, 2003
Director, President and Chief Executive
Officer, William T. McCallum

/s/    Mitchell T.G. Graye                                                      November 3, 2003
Executive Vice President and Chief
Financial Officer, Mitchell T.G. Graye

/s/    James Balog*                                                             November 3, 2003
Director, James Balog

/s/    James W. Burns*                                                          November 3, 2003
Director, James W. Burns





Signature and Title                                                             Date


/s/    Orest T. Dackow*                                                         November 3, 2003
Director, Orest T. Dackow

/s/    Andre Desmarais*                                                         November 3, 2003
Director, Andre Desmarais

/s/    Paul Desmarais, Jr.*                                                     November 3, 2003
Director, Paul Desmarais, Jr.

/s/    Kevin P. Kavanagh*                                                       November 3, 2003
Director, Kevin P. Kavanagh

/s/    William Mackness*                                                        November 3, 2003
Director, William Mackness

/s/ Jerry E. A. Nickerson*                                                      November 3, 2003
Director, Jerry E. A. Nickerson

/s/    Michel Plessis-Belair*                                                   November 3, 2003
Director, Michel Plessis-Belair

/s/    Brian E. Walsh*                                                          November 3, 2003
Director, Brian E. Walsh

/s/    Stephen H. Zimmerman*                                                    November 3, 2003
Director, Stephen H. Zimmerman

/s/ D. C. Lennox
*By:  D. C. Lennox                                                              November 3, 2003
Attorney-in-Fact pursuant to Powers of Attorney filed herewith.

                                  Exhibit 10(a)

Jorden Burt  LLP
1025 Thomas Jefferson Street, N.W.                 Brickell Avenue, Suite 500
Suite 400 East                                     Miami, Florida 33131-2803
Washington, D.C. 20007-5208                        (305) 371-2600
(202) 965-8100                                     Telecopier:  (305) 372-9928
Telecopier:  (202) 965-8104
                                                   175 Powder Forest Drive
                                                   Suite 201
                                                   Simsbury, CT  06089-9668
                                                   (860) 392-5000
                                                   Telecopier:
                                                   (860) 392-5058

                                                   HTTP://www.jordenusa.com




October 31, 2003



Canada Life Insurance Company of America
8515 East Orchard Road
Greenwood Village, Colorado 80111

Re:   Canada Life of America Variable Annuity Account 1
      Post-Effective Amendment No. 3 to the Registration Statement on Form N-4 File Nos. 33-66564 and 811-5817

Ladies and Gentlemen:

         We hereby consent to the reference to our name under the caption "Legal Matters" in the Statements of Additional Information for the Varifund Plus (R) Variable Annuity filed as part of the above-referenced registration statement. In giving this consent, we do not admit that we are in the category of persons whose consent is required under Section 7 of the Securities Act of 1933.

                                        Very truly yours,

                                        /s/ Jorden Burt LLP

                                        Jorden Burt LLP

                                  Exhibit 10(b)

We consent to the reference to our firm under the captions "Financial Statements" and "Experts" and to the use of our reports dated March 21, 2003 for Canada Life of America Variable Annuity Account 1 and March 21, 2003 for Canada Life Insurance Company of America in Post-Effective Amendment No. 3 to the Registration Statement (Form N-4 Nos. 333-66564 and 811-5817) and related Prospectus of Canada Life of America Variable Annuity Account 1 dated November 5, 2003.




                                                              Ernst & Young LLP

POWER OF ATTORNEY RE CANADA LIFE INSURANCE COMPANY OF AMERICA



Know all men by these presents, that I, James Balog, a Member of the Board of Directors of Canada Life Insurance Company of America, a Michigan corporation, do hereby constitute and appoint each of D.C. Lennox and G.R. Derback as my true and lawful attorney and agent for me and in my name and on my behalf to do, individually and without the concurrence of the other attorney and agent, any and all acts and things and to execute any and all instruments which either said attorney and agent may deem necessary or desirable to enable Canada Life Insurance Company of America and Canada Life of America Variable Annuity Account 2, a separate and distinct account of Canada Life Insurance Company of America governed under the provisions of the Michigan Insurance Code, to comply with the Securities Act of 1933 and the Investment Company Act of 1940 and any rules, regulations, and requirements of the Securities and Exchange Commission thereunder, in connection with the registration under said Acts of variable life contracts, including specifically, but without limiting the generality of the foregoing, power and authority to sign my name, in my capacity as a Member of the Board of Directors of Canada Life Insurance Company of America, to the Registration Statement (Form N-4) of Canada Life Insurance Company of America and Canada Life of America Variable Annuity Account 1, and to any and all amendments thereto, and I hereby ratify and confirm all that either said attorney and agent shall do or cause to be done by virtue hereof.

IN WITNESS WHEREOF, I have hereunto set my hand this 12th day of September, 2003.


                                        /s/ James Balog
                                        Member, Board of Directors
                                        Canada Life Insurance Company of America



Witness: /s/ Alvina B. Balog
Name: Alvina B. Balog
(Type or print name of witness)

POWER OF ATTORNEY RE CANADA LIFE INSURANCE COMPANY OF AMERICA


Know all men by these presents, that I, James W. Burns, a Member of the Board of Directors of Canada Life Insurance Company of America, a Michigan corporation, do hereby constitute and appoint each of D.C. Lennox and G.R. Derback as my true and lawful attorney and agent for me and in my name and on my behalf to do, individually and without the concurrence of the other attorney and agent, any and all acts and things and to execute any and all instruments which either said attorney and agent may deem necessary or desirable to enable Canada Life Insurance Company of America and Canada Life of America Variable Annuity Account 2, a separate and distinct account of Canada Life Insurance Company of America governed under the provisions of the Michigan Insurance Code, to comply with the Securities Act of 1933 and the Investment Company Act of 1940 and any rules, regulations, and requirements of the Securities and Exchange Commission thereunder, in connection with the registration under said Acts of variable life contracts, including specifically, but without limiting the generality of the foregoing, power and authority to sign my name, in my capacity as a Member of the Board of Directors of Canada Life Insurance Company of America, to the Registration Statement (Form N-4) of Canada Life Insurance Company of America and Canada Life of America Variable Annuity Account 1, and to any and all amendments thereto, and I hereby ratify and confirm all that either said attorney and agent shall do or cause to be done by virtue hereof.

IN WITNESS WHEREOF, I have hereunto set my hand this 12th day of September, 2003.


                                   /s/ J.W. Burns
                                   Member, Board of Directors
                                   Canada Life Insurance Company of America




Witness: /s/ Lynne Saurette
Name:  Lynne Saurette
 (Type or print name of witness)

POWER OF ATTORNEY RE CANADA LIFE INSURANCE COMPANY OF AMERICA


Know all men by these presents, that I, Orest T. Dackow, a Member of the Board of Directors of Canada Life Insurance Company of America, a Michigan corporation, do hereby constitute and appoint each of D.C. Lennox and G.R. Derback as my true and lawful attorney and agent for me and in my name and on my behalf to do, individually and without the concurrence of the other attorney and agent, any and all acts and things and to execute any and all instruments which either said attorney and agent may deem necessary or desirable to enable Canada Life Insurance Company of America and Canada Life of America Variable Annuity Account 1, a separate and distinct account of Canada Life Insurance Company of America governed under the provisions of the Michigan Insurance Code, to comply with the Securities Act of 1933 and the Investment Company Act of 1940 and any rules, regulations, and requirements of the Securities and Exchange Commission thereunder, in connection with the registration under said Acts of variable life contracts, including specifically, but without limiting the generality of the foregoing, power and authority to sign my name, in my capacity as a Member of the Board of Directors of Canada Life Insurance Company of America, to the Registration Statement (Form N-4) of Canada Life Insurance Company of America and Canada Life of America Variable Annuity Account 1, and to any and all amendments thereto, and I hereby ratify and confirm all that either said attorney and agent shall do or cause to be done by virtue hereof.


IN WITNESS WHEREOF, I have hereunto set my hand this 12th day of September, 2003.


                              /s/ Orest T. Dackow
                              Member, Board of Directors
                              Canada Life Insurance Company of America




Witness: /s/ Joan Preyer
Name:  Joan Preyer
 (Type or print name of witness)

POWER OF ATTORNEY RE CANADA LIFE INSURANCE COMPANY OF AMERICA


Know all men by these presents, that I, Andre Desmarais, a Member of the Board of Directors of Canada Life Insurance Company of America, a Michigan corporation, do hereby constitute and appoint each of D.C. Lennox and G.R. Derback as my true and lawful attorney and agent for me and in my name and on my behalf to do, individually and without the concurrence of the other attorney and agent, any and all acts and things and to execute any and all instruments which either said attorney and agent may deem necessary or desirable to enable Canada Life Insurance Company of America and Canada Life of America Variable Annuity Account 1, a separate and distinct account of Canada Life Insurance Company of America governed under the provisions of the Michigan Insurance Code, to comply with the Securities Act of 1933 and the Investment Company Act of 1940 and any rules, regulations, and requirements of the Securities and Exchange Commission thereunder, in connection with the registration under said Acts of variable life contracts, including specifically, but without limiting the generality of the foregoing, power and authority to sign my name, in my capacity as a Member of the Board of Directors of Canada Life Insurance Company of America, to the Registration Statement (Form N-4) of Canada Life Insurance Company of America and Canada Life of America Variable Annuity Account 1, and to any and all amendments thereto, and I hereby ratify and confirm all that either said attorney and agent shall do or cause to be done by virtue hereof.

IN WITNESS WHEREOF, I have hereunto set my hand this 12th day of September, 2003.


                                /s/ Andre Desmarais
                                Member, Board of Directors
                                Canada Life Insurance Company of America




Witness: /s/ Emilia Bruno
Name:  Emilia Bruno
 (Type or print name of witness)

POWER OF ATTORNEY RE CANADA LIFE INSURANCE COMPANY OF AMERICA


Know all men by these presents, that I, Paul Desmarais, Jr., a Member of the Board of Directors of Canada Life Insurance Company of America, a Michigan corporation, do hereby constitute and appoint each of D.C. Lennox and G.R. Derback as my true and lawful attorney and agent for me and in my name and on my behalf to do, individually and without the concurrence of the other attorney and agent, any and all acts and things and to execute any and all instruments which either said attorney and agent may deem necessary or desirable to enable Canada Life Insurance Company of America and Canada Life of America Variable Annuity Account 1, a separate and distinct account of Canada Life Insurance Company of America governed under the provisions of the Michigan Insurance Code, to comply with the Securities Act of 1933 and the Investment Company Act of 1940 and any rules, regulations, and requirements of the Securities and Exchange Commission thereunder, in connection with the registration under said Acts of variable life contracts, including specifically, but without limiting the generality of the foregoing, power and authority to sign my name, in my capacity as a Member of the Board of Directors of Canada Life Insurance Company of America, to the Registration Statement (Form N-4) of Canada Life Insurance Company of America and Canada Life of America Variable Annuity Account 1, and to any and all amendments thereto, and I hereby ratify and confirm all that either said attorney and agent shall do or cause to be done by virtue hereof.

IN WITNESS WHEREOF, I have hereunto set my hand this 17th day of September, 2003.


                                /s/ Paul Desmarais, Jr.
                                Member, Board of Directors
                                Canada Life Insurance Company of America




Witness:
Name:
 (Type or print name of witness)

POWER OF ATTORNEY RE CANADA LIFE INSURANCE COMPANY OF AMERICA


Know all men by these presents, that I, Robert Gratton, a Member of the Board of Directors of Canada Life Insurance Company of America, a Michigan corporation, do hereby constitute and appoint each of D.C. Lennox and G.R. Derback as my true and lawful attorney and agent for me and in my name and on my behalf to do, individually and without the concurrence of the other attorney and agent, any and all acts and things and to execute any and all instruments which either said attorney and agent may deem necessary or desirable to enable Canada Life Insurance Company of America and Canada Life of America Variable Annuity Account 2, a separate and distinct account of Canada Life Insurance Company of America governed under the provisions of the Michigan Insurance Code, to comply with the Securities Act of 1933 and the Investment Company Act of 1940 and any rules, regulations, and requirements of the Securities and Exchange Commission thereunder, in connection with the registration under said Acts of variable life contracts, including specifically, but without limiting the generality of the foregoing, power and authority to sign my name, in my capacity as a Member of the Board of Directors of Canada Life Insurance Company of America, to the Registration Statement (Form N-4) of Canada Life Insurance Company of America and Canada Life of America Variable Annuity Account 1, and to any and all amendments thereto, and I hereby ratify and confirm all that either said attorney and agent shall do or cause to be done by virtue hereof.

IN WITNESS WHEREOF, I have hereunto set my hand this 18th day of September, 2003.


                                      /s/ Robert Gratton
                                      Member, Board of Directors
                                      Canada Life Insurance Company of America




Witness: /s/ Nicole Barolet
Name:  Nicole Barolet
 (Type or print name of witness)

POWER OF ATTORNEY RE CANADA LIFE INSURANCE COMPANY OF AMERICA


Know all men by these presents, that I, Kevin P. Kavanagh, a Member of the Board of Directors of Canada Life Insurance Company of America, a Michigan corporation, do hereby constitute and appoint each of D.C. Lennox and G.R. Derback as my true and lawful attorney and agent for me and in my name and on my behalf to do, individually and without the concurrence of the other attorney and agent, any and all acts and things and to execute any and all instruments which either said attorney and agent may deem necessary or desirable to enable Canada Life Insurance Company of America and Canada Life of America Variable Annuity Account 1, a separate and distinct account of Canada Life Insurance Company of America governed under the provisions of the Michigan Insurance Code, to comply with the Securities Act of 1933 and the Investment Company Act of 1940 and any rules, regulations, and requirements of the Securities and Exchange Commission thereunder, in connection with the registration under said Acts of variable life contracts, including specifically, but without limiting the generality of the foregoing, power and authority to sign my name, in my capacity as a Member of the Board of Directors of Canada Life Insurance Company of America, to the Registration Statement (Form N-4) of Canada Life Insurance Company of America and Canada Life of America Variable Annuity Account 1, and to any and all amendments thereto, and I hereby ratify and confirm all that either said attorney and agent shall do or cause to be done by virtue hereof.

IN WITNESS WHEREOF, I have hereunto set my hand this 11th day of September, 2003.


                                       /s/ K.P. Kavanagh
                                       Member, Board of Directors
                                       Canada Life Insurance Company of America




Witness: /s/ Vivian Albo
Name: Vivian Albo
 (Type or print name of witness)

POWER OF ATTORNEY RE CANADA LIFE INSURANCE COMPANY OF AMERICA


Know all men by these presents, that I, William Mackness, a Member of the Board of Directors of Canada Life Insurance Company of America, a Michigan corporation, do hereby constitute and appoint each of D.C. Lennox and G.R. Derback as my true and lawful attorney and agent for me and in my name and on my behalf to do, individually and without the concurrence of the other attorney and agent, any and all acts and things and to execute any and all instruments which either said attorney and agent may deem necessary or desirable to enable Canada Life Insurance Company of America and Canada Life of America Variable Annuity Account 1, a separate and distinct account of Canada Life Insurance Company of America governed under the provisions of the Michigan Insurance Code, to comply with the Securities Act of 1933 and the Investment Company Act of 1940 and any rules, regulations, and requirements of the Securities and Exchange Commission thereunder, in connection with the registration under said Acts of variable life contracts, including specifically, but without limiting the generality of the foregoing, power and authority to sign my name, in my capacity as a Member of the Board of Directors of Canada Life Insurance Company of America, to the Registration Statement (Form N-4) of Canada Life Insurance Company of America and Canada Life of America Variable Annuity Account 1, and to any and all amendments thereto, and I hereby ratify and confirm all that either said attorney and agent shall do or cause to be done by virtue hereof.


IN WITNESS WHEREOF, I have hereunto set my hand this 15 day of September, 2003.


                                      /s/ William Mackness
                                      Member, Board of Directors
                                      Canada Life Insurance Company of America




Witness: /s/ Douglas Anthony Berberich
Name:  (Type or print name of witness)



Douglas Anthony Berberich, Notary Public in and for the Province of Ontario, Canada.
My commission is not limited in duration.

POWER OF ATTORNEY RE CANADA LIFE INSURANCE COMPANY OF AMERICA


Know all men by these presents, that I, Jerry E.A. Nickerson, a Member of the Board of Directors of Canada Life Insurance Company of America, a Michigan corporation, do hereby constitute and appoint each of D.C. Lennox and G.R. Derback as my true and lawful attorney and agent for me and in my name and on my behalf to do, individually and without the concurrence of the other attorney and agent, any and all acts and things and to execute any and all instruments which either said attorney and agent may deem necessary or desirable to enable Canada Life Insurance Company of America and Canada Life of America Variable Annuity Account 1, a separate and distinct account of Canada Life Insurance Company of America governed under the provisions of the Michigan Insurance Code, to comply with the Securities Act of 1933 and the Investment Company Act of 1940 and any rules, regulations, and requirements of the Securities and Exchange Commission thereunder, in connection with the registration under said Acts of variable life contracts, including specifically, but without limiting the generality of the foregoing, power and authority to sign my name, in my capacity as a Member of the Board of Directors of Canada Life Insurance Company of America, to the Registration Statement (Form N-4) of Canada Life Insurance Company of America and Canada Life of America Variable Annuity Account 1, and to any and all amendments thereto, and I hereby ratify and confirm all that either said attorney and agent shall do or cause to be done by virtue hereof.

IN WITNESS WHEREOF, I have hereunto set my hand this 23 day of September, 2003.


                             /s/ Jerry E.A. Nickerson
                             Member, Board of Directors
                             Canada Life Insurance Company of America




Witness: /s/ Murdock R. Burton
Name:  Murdock R. Burton
 (Type or print name of witness)

POWER OF ATTORNEY RE CANADA LIFE INSURANCE COMPANY OF AMERICA


Know all men by these presents, that I, Michel Plessis-Belair, a Member of the Board of Directors of Canada Life Insurance Company of America, a Michigan corporation, do hereby constitute and appoint each of D.C. Lennox and G.R. Derback as my true and lawful attorney and agent for me and in my name and on my behalf to do, individually and without the concurrence of the other attorney and agent, any and all acts and things and to execute any and all instruments which either said attorney and agent may deem necessary or desirable to enable Canada Life Insurance Company of America and Canada Life of America Variable Annuity Account 1, a separate and distinct account of Canada Life Insurance Company of America governed under the provisions of the Michigan Insurance Code, to comply with the Securities Act of 1933 and the Investment Company Act of 1940 and any rules, regulations, and requirements of the Securities and Exchange Commission thereunder, in connection with the registration under said Acts of variable life contracts, including specifically, but without limiting the generality of the foregoing, power and authority to sign my name, in my capacity as a Member of the Board of Directors of Canada Life Insurance Company of America, to the Registration Statement (Form N-4) of Canada Life Insurance Company of America and Canada Life of America Variable Annuity Account 1, and to any and all amendments thereto, and I hereby ratify and confirm all that either said attorney and agent shall do or cause to be done by virtue hereof.



IN WITNESS WHEREOF, I have hereunto set my hand this 12th day of September, 2003.


                                  /s/ Michel Plessis-Belair
                                  Member, Board of Directors
                                  Canada Life Insurance Company of America




Witness: /s/ Danielle Durocher
Name:  Danielle Durocher
 (Type or print name of witness)

POWER OF ATTORNEY RE CANADA LIFE INSURANCE COMPANY OF AMERICA


Know all men by these presents, that I, Brian E. Walsh, a Member of the Board of Directors of Canada Life Insurance Company of America, a Michigan corporation, do hereby constitute and appoint each of D.C. Lennox and G.R. Derback as my true and lawful attorney and agent for me and in my name and on my behalf to do, individually and without the concurrence of the other attorney and agent, any and all acts and things and to execute any and all instruments which either said attorney and agent may deem necessary or desirable to enable Canada Life Insurance Company of America and Canada Life of America Variable Annuity Account 2, a separate and distinct account of Canada Life Insurance Company of America governed under the provisions of the Michigan Insurance Code, to comply with the Securities Act of 1933 and the Investment Company Act of 1940 and any rules, regulations, and requirements of the Securities and Exchange Commission thereunder, in connection with the registration under said Acts of variable life contracts, including specifically, but without limiting the generality of the foregoing, power and authority to sign my name, in my capacity as a Member of the Board of Directors of Canada Life Insurance Company of America, to the Registration Statement (Form N-4) of Canada Life Insurance Company of America and Canada Life of America Variable Annuity Account 1, and to any and all amendments thereto, and I hereby ratify and confirm all that either said attorney and agent shall do or cause to be done by virtue hereof.

IN WITNESS WHEREOF, I have hereunto set my hand this 15 day of September, 2003.


                                   /s/ Brian E. Walsh
                                   Member, Board of Directors
                                   Canada Life Insurance Company of America




Witness: /s/ Sherin Hanna
Name:  Sherin Hanna
 (Type or print name of witness)

POWER OF ATTORNEY RE CANADA LIFE INSURANCE COMPANY OF AMERICA


Know all men by these presents, that I, Stephen H. Zimmerman, a Member of the Board of Directors of Canada Life Insurance Company of America, a Michigan corporation, do hereby constitute and appoint each of D.C. Lennox and G.R. Derback as my true and lawful attorney and agent for me and in my name and on my behalf to do, individually and without the concurrence of the other attorney and agent, any and all acts and things and to execute any and all instruments which either said attorney and agent may deem necessary or desirable to enable Canada Life Insurance Company of America and Canada Life of America Variable Annuity Account 1, a separate and distinct account of Canada Life Insurance Company of America governed under the provisions of the Michigan Insurance Code, to comply with the Securities Act of 1933 and the Investment Company Act of 1940 and any rules, regulations, and requirements of the Securities and Exchange Commission thereunder, in connection with the registration under said Acts of variable life contracts, including specifically, but without limiting the generality of the foregoing, power and authority to sign my name, in my capacity as a Member of the Board of Directors of Canada Life Insurance Company of America, to the Registration Statement (Form N-4) of Canada Life Insurance Company of America and Canada Life of America Variable Annuity Account 1, and to any and all amendments thereto, and I hereby ratify and confirm all that either said attorney and agent shall do or cause to be done by virtue hereof.

IN WITNESS WHEREOF, I have hereunto set my hand this 17th day of September, 2003.


                                 /s/ Stephen H. Zimmerman
                                 Member, Board of Directors
                                 Canada Life Insurance Company of America




Witness: /s/ Carol Michaelsen
Name:  Carol Michaelsen
 (Type or print name of witness)